6


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ]  PRE-EFFECTIVE  AMENDMENT  NO.  1  [  ]  POST-EFFECTIVE  AMENDMENT  NO.__

                        (CHECK APPROPRIATE BOX OR BOXES)

CALVERT  SOCIAL  RESPONSIBILITY  FUND, INC.               REGISTRANT'S TELEPHONE
NUMBER
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN CHARTER)          (301) 951-4800

ADDRESS  OF  PRINCIPAL  EXECUTIVE OFFICES               APPROX. DATE OF PROPOSED
PUBLIC
4550  MONTGOMERY  AVENUE                         OFFERING:  OCT.  31,  2000
SUITE  1000N
BETHESDA,  MD  20814

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                           WILLIAM M. TARTIKOFF, ESQ.
                        4550 MONTGOMERY AVE. SUITE 1000N
                               BETHESDA, MD 20814


NO FILING FEE IS DUE FOR REGISTRANT BECAUSE OF RELIANCE ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940.

                                  [LETTERHEAD]


                              [DATE]

DEAR  SHAREHOLDER,

     I AM WRITING TO INFORM YOU OF THE UPCOMING SPECIAL MEETING OF SHAREHOLDERS OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC., AND TO REQUEST THAT YOU TAKE A FEW MINUTES TO READ THE ENCLOSED MATERIAL AND TO MAIL BACK THE PROXY VOTING CARD.

     YOU ARE BEING ASKED TO VOTE ON A PROPOSAL TO EXCHANGE THE ASSETS OF THE SOCIAL RESPONSIBILITY PORTFOLIO (HEREINAFTER REFERRED TO BY NAME OR AS "YOUR PORTFOLIO" OR "THE FUND") FOR SHARES OF EQUAL VALUE IN THE NEWLY FORMED CALVERT LARGE CAP GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC. THE BOARD OF DIRECTORS OF BRIDGEWAY FUND, INC., INCLUDING MYSELF, BELIEVE THIS CHANGE IS IN THE BEST INTERESTS OF YOUR PORTFOLIO, AND YOU, AS ITS SHAREHOLDERS. WE BELIEVE THAT THIS EXCHANGE WILL SIGNIFICANTLY REDUCE EXPENSES FOR CURRENT SHAREHOLDERS, BROADEN THE UNIVERSE OF SOCIALLY RESPONSIBLE COMPANIES WE CONSIDER FOR INCLUSION IN THE FUND, IMPROVE THE QUALITY OF THE SOCIAL RESEARCH WE USE, AND FAR EXCEED OUR PREVIOUS EFFORTS IN THE AREAS OF SHAREHOLDER ACTIVISM AND COMMUNITY INVESTING. ACCORDINGLY, SUCH A COMBINATION WOULD BE BENEFICIAL TO SHAREHOLDERS.

     REGARDLESS OF THE NUMBER OF SHARES YOU OWN, IT IS IMPORTANT THAT YOU TAKE THE TIME TO READ THE ENCLOSED PROXY, AND COMPLETE AND MAIL YOUR VOTING CARD AS SOON AS YOU CAN. A POSTAGE PAID ENVELOPE IS ENCLOSED. IF PORTFOLIO SHAREHOLDERS DO NOT RETURN THEIR PROXIES, THE PORTFOLIO MAY HAVE TO INCUR THE EXPENSE OF ADDITIONAL SOLICITATIONS. A SPEEDY REPLY WILL lessen THE NECESSITY OF BRIDGEWAY TRYING TO CONTACT YOU BY PHONE. ALL SHAREHOLDERS BENEFIT FROM THE SPEEDY RETURN OF PROXIES, REGARDLESS OF HOW THEY VOTE.

     I APPRECIATE THE TIME YOU WILL TAKE TO REVIEW THIS IMPORTANT MATTER. THE Q & A THAT FOLLOWS WILL ASSIST YOU IN UNDERSTANDING THE PROPOSAL; HOWEVER, IF WE MAY BE OF ANY ASSISTANCE, PLEASE CALL US AT (800) 661-3550, EXTENSION 5 OR 11.

                         SINCERELY,


                         JOHN  N.  MONTGOMERY
                         PRESIDENT

             SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC.
                           5615 KIRBY DRIVE, SUITE 518
                            HOUSTON, TEXAS 77005-2448


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 20, 2000

NOTICE IS HEREBY GIVEN THAT A SPECIAL MEETING OF SHAREHOLDERS OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUNDS, INC., WILL BE HELD IN THE OFFICES OF BRIDGEWAY FUND, INC., 5615 KIRBY DRIVE, SUITE 518, HOUSTON, TEXAS 77005-2448 AT 10:00 A.M. ON FRIDAY, OCTOBER 20, 2000 FOR THE FOLLOWING PURPOSES:

1. TO CONSIDER AND ACT ON AN AGREEMENT AND PLAN OR REORGANIZATION, DATED AUGUST __, 2000, PROVIDING FOR THE TRANSFER OF SUBSTANTIALLY ALL OF THE ASSETS OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC. TO THE CALVERT LARGE CAP GROWTH FUND, ALONG WITH THE ASSUMPTION OF CERTAIN IDENTIFIED LIABILITIES.

2. TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.

SHAREHOLDERS OF RECORD AT THE CLOSE OF BUSINESS ON [DATE] ARE ENTITLED TO NOTICE OF AND TO VOTE AT THIS MEETING OR ANY ADJOURNMENT THEREOF.


BY  ORDER  OF  THE  BOARD  OR  DIRECTORS,



JOANNA  SCHIMA
SECRETARY

[DATE]

PLEASE EXECUTE THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, THUS ENABLING THE FUND TO AVOID UNNECESSARY EXPENSE AND DELAY. YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. WE WOULD BE HAPPY TO REIMBURSE ANY INTERNATIONAL POSTAGE; SIMPLY ATTACH A NOTE REQUESTING THIS. THE PROXY IS REVOCABLE AND WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON IF YOU ATTEND THE SPECIAL MEETING.

                               IMPORTANT NOTICE TO
                           BRIDGEWAY FUND SHAREHOLDERS
                     IN THE SOCIAL RESPONSIBILITY PORTFOLIO

                               QUESTIONS & ANSWERS

PLEASE READ THE COMPLETE TEXT OF THE ENCLOSED PROSPECTUS/PROXY STATEMENT. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A BRIEF OVERVIEW OF THE MATTERS TO BE VOTED UPON. YOUR VOTE IS IMPORTANT. IF YOU HAVE ANY QUESTIONS REGARDING THE PROPOSAL, PLEASE CALL US AT 800-661-3550, EXTENSION 5 OR 11. WE APPRECIATE YOUR INVESTING WITH BRIDGEWAY FUND, AND LOOK FORWARD TO A CONTINUING RELATIONSHIP, WHETHER THE PROPOSAL IS APPROVED BY SHAREHOLDERS AND YOU BECOME A SHAREHOLDER OF THE NEW CALVERT FUND, WHICH WILL HAVE BRIDGEWAY CAPITAL MANAGEMENT, INC. AS ITS INVESTMENT SUB-ADVISOR, AND/OR YOU CONTINUE TO MAINTAIN AN INVESTMENT IN OTHER PORTFOLIOS OF BRIDGEWAY FUND, INC.

Q.     WHY  AM  I  RECEIVING  A  PROXY  STATEMENT?

A. THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC. IS SEEKING YOUR APPROVAL OF THE ACQUISITION OF THE ASSETS OF THE PORTFOLIO BY THE CALVERT LARGE CAP GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC. (HEREAFTER, "CALVERT FUND".)

Q.     WHAT  ARE  THE  EFFECTS  OF  THIS  ACQUISITION?

A. THE ACQUISITION IS STRUCTURED SO THAT IT WILL BE TREATED AS A TAX FREE REORGANIZATION. THE MERGER WILL AFFECT YOUR PORTFOLIO BY TRANSFERRING ALL OF THE ASSETS OF THE SOCIAL RESPONSIBILITY PORTFOLIO TO CALVERT FUND. IN TURN, YOU WILL RECEIVE SHARES IN THE CALVERT FUND FOR YOUR SHARES IN THE SOCIAL RESPONSIBILITY PORTFOLIO.

AS A RESULT OF THIS TRANSACTION, IT IS ANTICIPATED THAT THE CALVERT FUND WILL ENHANCE RETURNS BY USING THE COMBINED SERVICES OF BRIDGEWAY'S INVESTMENT ADVISER AND THOSE OF CALVERT'S INVESTMENT ADVISER IN A FUND WITH IDENTICAL INVESTMENT OBJECTIVES AND SIMILAR POLICIES.

Q.     IS  THERE  A  CHANGE  IN  THE  MANAGEMENT  OF  THESE  ASSETS?

A. YES AND NO. THE INVESTMENT ADVISER OF CALVERT FUND WILL BE CALVERT ASSET MANAGEMENT COMPANY, INC., AND THE SUB-INVESTMENT ADVISER WILL BE BRIDGEWAY CAPITAL MANAGEMENT, INC. WHICH MANAGES THE PORTFOLIO NOW. CALVERT WILL BE RESPONSIBLE FOR THE FUND OPERATIONS, SOCIAL SCREENING, AND OVERSIGHT OF MANAGEMENT OF CALVERT FUND. BRIDGEWAY WILL BE RESPONSIBLE FOR CHOOSING THE
SECURITIES  TO  BUY  AND  SELL.

Q. ARE THERE DIFFERENCES IN THE INVESTMENT OBJECTIVE OF THE PORTFOLIO AND CALVERT FUND?

A.     NO,  THE  INVESTMENT  OBJECTIVES  ARE  THE  SAME.

Q. HOW DO THE EXPENSE STRUCTURES AND FEES OF THE PORTFOLIO AND CALVERT FUND COMPARE?

A. CURRENT SHAREHOLDER EXPENSES WILL DECLINE. THE FOLLOWING TABLE REFLECTS THE CURRENT BRIDGEWAY PORTFOLIO EXPENSE STRUCTURE AND THE PROPOSED CALVERT FUND ESTIMATED EXPENSE STRUCTURE EXPRESSED AS A PERCENTAGE OF AVERAGE ANNUAL NET
ASSETS:

                    CURRENT  BRIDGEWAY  PORTFOLIO       CALVERT  FUND
                        MINIMUM     MAXIMUM          MINIMUM   MAXIMUM
     CALVERT  ADVISORY  FEES                 N/A           N/A           0.25%
0.25%
     BRIDGEWAY  SUBADVISORY  FEES   0.20%         1.60%           0.20%
0.70%
     ADMINISTRATIVE  FEES                 N/A           N/A           0.20%
0.20%
     12B-1/DISTRIBUTION               0.00%         0.00%           0.00%
[0.25%]
     OTHER EXPENSES               1.04%         1.04%           0.46%      0.46%
     GROSS  FEES                    1.24%         2.64%           1.11%
1.61%
     FEE  REIMBURSEMENT                 N/A        (0.64%)          (0.21%)
(0.71%)
     NET  FEES                    1.24%         2.00%           0.90%      0.90%

SINCE THE FUND HAS A PERFORMANCE-BASED SUB-ADVISORY FEE, THE TOTAL FEES MAY VARY IN ACCORDANCE WITH THE MINIMUM AND MAXIMUM FEES INDICATED BY THE TABLE. THE "CURRENT BRIDGEWAY PORTFOLIO OTHER EXPENSES" ARE BASED ON FISCAL YEAR 2000
AUDITED NUMBERS. THE ADVISORY AND ADMINISTRATIVE FEES ARE BASED ON THE RESPECTIVE MANAGEMENT CONTRACTS. CALVERT AND BRIDGEWAY HAVE AGREED TO REIMBURSE EXPENSES TO MAINTAIN A MAXIMUM 0.90% EXPENSE RATIO FOR CLASS I IN THE FIRST YEAR, IF NECESSARY. WHILE THEY ARE NOT LEGALLY OBLIGATED TO THEREAFTER, THEY HAVE NO PLANS TO CHANGE THIS REIMBURSEMENT FEATURE.

BRIDGEWAY BELIEVES THIS TO BE A VERY ATTRACTIVE REDUCTION OF EXPENSES FOR CURRENT SHAREHOLDERS. YOU WOULD BE PAYING THE SAME LOW EXPENSES AS THE LARGE, INSTITUTIONAL SHAREHOLDERS WHO WILL BE IN THE SAME CALVERT FUND CLASS I.

Q. WILL YOU HAVE TO PAY A SALES LOAD OR 12B-1 (DISTRIBUTION) FEE IF YOU PURCHASE ADDITIONAL SHARES OF CALVERT FUND?

A. NO. PRESENT ACCOUNTS OF SHAREHOLDERS IN THE PORTFOLIO THAT BECOME SHAREHOLDER ACCOUNTS OF CALVERT FUND WITH THE SAME REGISTRATION WILL HOLD THE INSTITUTIONAL CLASS OF SHARES, AVOIDING ALL SALES LOADS AND DISTRIBUTION FEES ON CURRENT SHARES AS WELL AS ANY FUTURE SHARES THEY PURCHASE.

NEW SHAREHOLDER ACCOUNTS (THOSE ESTABLISHED AFTER THE REORGANIZATION) WILL PAY SALES LOADS, DISTRIBUTION FEES AND OTHER EXPENSES AS SET FORTH IN THE CALVERT FUND PROSPECTUS.

Q.     WILL  THE  PERFORMANCE-BASED  FEE  STRUCTURE  CHANGE?

A. YES. THE BASIC MANAGEMENT FEE AND THE PERFORMANCE FEE WILL BE SMALLER. ALSO, THE PERFORMANCE INDEX BENCHMARK WILL CHANGE FROM THE S&P 500 TO THE LIPPER LARGE CAP GROWTH INDEX. [INSERT DISCUSSION OF CALCULATION OF PERFORMANCE FEE ADJUSTMENT].

Q.     HOW  DOES  CALVERT/BRIDGEWAY  EXPECT  TO  OBTAIN  EFFICIENCIES  OF SCALE?

A. BRIDGEWAY HAS NOT BEEN AS SUCCESSFUL AS ANTICIPATED IN BRINGING NEW ASSETS TO THE PORTFOLIO. AFTER SIX YEARS, THIS LOW VOLATILITY, TAX-EFFICIENT, "FIVE STAR" PORTFOLIO HAS ATTRACTED ONLY $8 MILLION IN NET ASSETS.

CALVERT FUND HAS A DIFFERENT DISTRIBUTION METHOD THAN THE ONE USED BY THE PRESENT PORTFOLIO. THE PRESENT PORTFOLIO IS A NO LOAD FUND. THE CALVERT FUND HAS DIFFERENT CLASSES OF SHARES, WHICH ARE SOLD BY ITS DISTRIBUTOR THROUGH A NETWORK OF FINANCIAL ADVISERS AND RETIREMENT PLAN PLATFORMS. WE BELIEVE THAT THIS DISTRIBUTION APPROACH WILL BE MORE SUCCESSFUL IN ADDING ASSETS TO THE FUND THAN THE NO LOAD APPROACH USED NOW. WE ALSO BELIEVE THAT LOWER OPERATING EXPENSES WILL RESULT FROM HAVING A LARGER BASE OF ASSETS UNDER MANAGEMENT.

Q. WHAT WILL BRIDGEWAY CAPITAL MANAGEMENT, THE ADVISOR TO YOUR CURRENT PORTFOLIO, GET OUT OF THIS NEW ARRANGEMENT?

MONETARILY, BRIDGEWAY FUND'S ADVISOR HOPES TO GET "A SMALLER PIECE OF A BIGGER PIE." THE NEW FUND WILL ALSO ALLOW BRIDGEWAY TO BETTER FULFILL THE FULL SPECTRUM OF ITS COMMITMENT TO SOCIALLY RESPONSIBLE INVESTING, INCLUDING: 1) LARGER CHARITABLE DONATIONS (ASSUMING THE CALVERT FUND IS SUCCESSFUL IN ATTRACTING NEW SHAREHOLDERS), 2) MUCH MORE MEANINGFUL SHAREHOLDER ACTIVISM, AND
3)  AN  OUTLET  FOR  COMMUNITY  INVESTING.

Q.     WHAT  ARE  THE  FEDERAL  TAX  IMPLICATIONS  OF  THE  TRANSACTION.

A. THE ACQUISITION OF THE ASSETS OF THE PORTFOLIO WILL NOT BE A TAXABLE EVENT (I.E., NO GAIN OR LOSS WILL BE RECOGNIZED) TO THE PORTFOLIO, THE CALVERT
FUND,  OR  TO  YOU  AS  A  SHAREHOLDER.

Q. WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SPECIAL SHAREHOLDER MEETING DATE?

A. IF ENOUGH SHAREHOLDERS DO NOT VOTE, WE WILL NEED TO TAKE FURTHER ACTION. WE MAY CONTACT YOU BY MAIL, TELEPHONE, FACSIMILE, OR BY PERSONAL INTERVIEW. THEREFORE, WE ENCOURAGE YOU TO VOTE AS SOON AS YOU REVIEW THE ENCLOSED PROXY MATERIALS IN ORDER TO AVOID ADDITIONAL MAILINGS, TELEPHONE CALLS OR OTHER SOLICITATIONS.

Q. HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF CALVERT FUND THAT I WILL RECEIVE?

A. THE CLOSING DATE IS SCHEDULED FOR OCTOBER __, 2000, UNLESS IT IS POSTPONED. AS OF 4:00 P.M. EASTERN STANDARD TIME ON THE CLOSING DATE, YOU WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL CALVERT FUND SHARES EQUAL IN VALUE TO THE SHARES YOU HOLD IN THE PORTFOLIO ON THAT DATE.

Q. WHAT IMPACT WILL THE MERGER HAVE ON THE OTHER PORTFOLIOS OF BRIDGEWAY CAPITAL MANAGEMENT?

A. VIRTUALLY NONE. THE EXPENSES OF OPERATING EACH OF THE PORTFOLIOS COMPRISING BRIDGEWAY FUND, INC. ARE ALLOCATED TO THE PORTFOLIO TO WHICH THEY APPLY.

Q.     WHO  IS  PAYING  FOR  THE  EXPENSES  RELATED TO THE SHAREHOLDERS MEETING?

A. THE PRESENT PORTFOLIO WILL PAY FOR THE EXPENSES RELATED TO THE SHAREHOLDER MEETING. HOWEVER, THESE EXPENSES WILL BE FULLY REIMBURSED BY BRIDGEWAY CAPITAL MANAGEMENT, INC.

Q. WILL CALVERT OR BRIDGEWAY STILL SURVEY SHAREHOLDERS TO LEARN OF THE SOCIAL CRITERIA PREFERENCES?

A. CALVERT WILL SEEK SHAREHOLDER PREFERENCES, CONCERNS AND INTERESTS FROM TIME TO TIME. A SURVEY, PER SE, WILL NO LONGER BE USED DIRECTLY TO WEIGHT AND RANK COMPANIES. BRIDGEWAY AND CALVERT BOTH BELIEVE THAT THE PROCESS WILL RESULT IN A SIMILAR GROUP OF SOCIALLY RESPONSIBLE COMPANIES. FOR EXAMPLE, CALVERT RECENTLY APPLIED THEIR SOCIAL STANDARDS TO BRIDGEWAY'S PORTFOLIO AND FOUND THAT THE LARGE MAJORITY OF THE PORTFOLIO COMPANIES WOULD PASS THEIR CRITERIA.

CALVERT SELECTS INVESTMENTS ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. THE FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA IN THE FOLLOWING AREAS FOR CALVERT FUND:

-     ENVIRONMENT
-     LABOR  RELATIONS
-     PRODUCT  SAFETY
-     ANIMAL  WELFARE
-     MILITARY  WEAPONS
-     COMMUNITY  RELATIONS
-     HUMAN  RIGHTS
-     INDIGENOUS  PEOPLES  RIGHTS

Q.     HOW  DO  THE  DIRECTORS  OF  BRIDGEWAY  FUND,  INC.  SUGGEST THAT I VOTE?

A. AFTER CAREFUL CONSIDERATION, THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" THE ITEM PROPOSED ON THE ENCLOSED PROXY CARD.

Q.     WHAT  ARE  MY  INVESTMENT  ALTERNATIVES?

A. BRIDGEWAY FUND HAS OTHER PORTFOLIOS TO CONSIDER THAT MAY MEET YOUR INVESTMENT OBJECTIVES. HOWEVER, BEFORE SWITCHING YOUR SOCIAL RESPONSIBILITY HOLDINGS INTO ONE OF THE OTHER BRIDGEWAY PORTFOLIOS, PLEASE BE AWARE THAT ANY SUCH TRANSACTION IS RECOGNIZED AS A SALE AND PURCHASE OF SECURITIES FOR TAX PURPOSES. IN OTHER WORDS, IF THE VALUE OF YOUR SOCIAL RESPONSIBILITY HOLDINGS IS MORE THAN YOU PAID FOR THEM, YOU WILL INCUR CAPITAL GAIN TAXES ON THE PROFIT YOU EARN.

BUT AGAIN, THE BOARD FEELS VERY CONFIDENT WITH THE PROPOSED MERGER OF THE PORTFOLIO INTO THE CALVERT FUND, WITH CALVERT'S STRONG HISTORY OF INVESTMENT MANAGEMENT, ITS PROPRIETARY SOCIAL RESEARCH METHODOLOGY, AND SHAREHOLDER ACTIVISM.

Q.     HOW  DO  I  VOTE  MY  SHARES?

A.     YOU  CAN  VOTE  YOUR  SHARES BY COMPLETING AND SIGNING THE ENCLOSED PROXY
CARD, AND MAILING IT IN THE ENCLOSED POSTAGE PAID ENVELOPE. IF YOU NEED ANY ASSISTANCE, OR HAVE ANY QUESTIONS REGARDING THE PROPOSAL OR HOW TO VOTE YOUR SHARES PLEASE CALL US AT (800) 661-3550, EXTENSION 5 OR 11.

Q.     WILL  MY  VOTE  MAKE  A  DIFFERENCE?

A. YOUR VOTE IS NEEDED TO ENSURE THAT THE PROPOSALS CAN BE ACTED UPON. YOUR IMMEDIATE RESPONSE ON THE ENCLOSED PROXY CARD WILL HELP SAVE ON THE COSTS OF ANY FURTHER SOLICITATIONS FOR A SHAREHOLDER VOTE. WE ENCOURAGE ALL SHAREHOLDERS TO PARTICIPATE IN VOTING ON THIS MATTER.

Q.     HOW  WILL  THIS  AFFECT  MY  ACCOUNT?

A. YOU CAN EXPECT THE SAME LEVEL OF MANAGEMENT EXPERTISE AND HIGH-QUALITY SHAREHOLDER SERVICES YOU'VE GROWN ACCUSTOMED TO, BUT NOW FROM CALVERT AND BRIDGEWAY. YOU WILL SPEAK WITH CALVERT'S REPRESENTATIVE REGARDING FUTURE SHAREHOLDER ACCOUNT ACTIVITY. HOWEVER, YOU MAY STILL CALL BRIDGEWAY WITH QUESTIONS REGARDING INVESTMENT CHARACTERISTICS.

Q.     HOW  DO  I  SIGN  THE  PROXY  CARD?

A. VOTING INSTRUCTION FORMS MUST BE EXECUTED PROPERLY. WHEN FORMS ARE NOT SIGNED AS REQUIRED BY LAW, YOU AND THE FUND MUST UNDERTAKE THE TIME AND EXPENSE TO TAKE STEPS TO VALIDATE YOU VOTE. THE FOLLOWING GUIDE WAS PREPARED TO HELP YOU CHOOSE THE PROPER FORMAT FOR SIGNING YOUR FORM:

1. INDIVIDUAL ACCOUNTS: YOUR NAME SHOULD BE SIGNED EXACTLY AS IT APPEARS IN THE REGISTRATION ON THE VOTING INSTRUCTION FORM.

2. JOINT ACCOUNTS: EITHER PARTY MAY SIGN, BUT THE NAME OF THE PARTY SIGNING SHOULD CONFORM EXACTLY TO A NAME SHOWN IN THE REGISTRATION.

3. ALL OTHER ACCOUNTS SHOULD SHOW THE CAPACITY OF THE INDIVIDUAL SIGNING. THIS CAN BE SHOWN EITHER IN THE FORM OF THE ACCOUNT REGISTRATION ITSELF OR BY THE INDIVIDUAL EXECUTING THE VOTING INSTRUCTION FORM. FOR EXAMPLE: A VALID SIGNATURE FOR SAVE THE EARTH CORP. IS ANY OFFICER ITS BY-LAWS OR ITS BOARD OF DIRECTORS AUTHORIZES TO SIGN ITS OFFICIAL DOCUMENTS.

       VOTING MY MAIL IS QUICK AND EASY.  EVERYTHING YOU NEED IS ENCLOSED.

                         PROSPECTUS AND PROXY STATEMENT

          ACQUISITION OF THE ASSETS OF SOCIAL RESPONSIBILITY PORTFOLIO,
                        A SERIES OF BRIDGEWAY FUND, INC.
           BY AN EXCHANGE FOR SHARES OF CALVERT LARGE CAP GROWTH FUND,
                      A SERIES OF CALVERT IMPACT FUND, INC.

THIS PROSPECTUS AND PROXY STATEMENT RELATES TO THE PROPOSED TRANSFER OF ALL OF THE ASSETS AND THE ASSUMPTION OF CERTAIN IDENTIFIED LIABILITIES OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC. IN EXCHANGE FOR SHARES OF CALVERT LARGE CAP GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC., A MARYLAND CORPORATION. FOLLOWING THE TRANSFER, CALVERT LARGE CAP GROWTH FUND SHARES WILL BE DISTRIBUTED TO SHAREHOLDERS OF THE SOCIAL RESPONSIBILITY PORTFOLIO IN LIQUIDATION OF THAT PORTFOLIO AND THAT PORTFOLIO WILL BE DISSOLVED. AS A RESULT OF THE PROPOSED TRANSACTION, EACH SHAREHOLDER OF THE SOCIAL RESPONSIBILITY PORTFOLIO WILL RECEIVE THAT NUMBER OF CALVERT LARGE CAP GROWTH FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S RESPECTIVE SHARES OF THE SOCIAL RESPONSIBILITY PORTFOLIO. THE TRANSACTION WILL ONLY OCCUR IF SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSED TRANSFER.

CALVERT LARGE CAP GROWTH FUND (HEREINAFTER REFERRED TO BY NAME OR "CALVERT FUND") IS A SERIES OF CALVERT IMPACT FUND, INC., WHICH IS A NEWLY FORMED OPEN-END MANAGEMENT INVESTMENT COMPANY. THE NET ASSETS OF CALVERT FUND WERE $_______ AS OF (RECORD DATE).

THE  INVESTMENT  OBJECTIVE  OF  THE  CALVERT  FUND AND THE SOCIAL RESPONSIBILITY
PORTFOLIO ARE THE SAME: TO EXCEED THE STOCK MARKET TOTAL RETURN (PRIMARILY THROUGH CAPITAL APPRECIATION) AT A LEVEL OF TOTAL RISK ROUGHLY EQUAL TO THAT OF THE STOCK MARKET OVER LONGER PERIODS OF TIME (THREE YEARS OR MORE). THE S&P 500 INDEX WITH DIVIDENDS REINVESTED SERVES AS A PROXY FOR "STOCK MARKET" IN THIS OBJECTIVE.

SALES CHARGES. PORTFOLIO SHARES ARE SOLD TO THE PUBLIC WITH NO SALES CHARGES AS IT IS A SERIES OF BRIDGEWAY FUND, INC., A NO LOAD FUND. THE SHARE OF CALVERT FUND WILL BE SOLD TO THE PUBLIC WITH A MAXIMUM SALES CHARGE OF 4.75% IN A VARIETY OF CLASSES, A, B, C AND I. THE SALES CHARGE IS ADDED TO THE PURCHASE PRICE OF SHARES, BUT WILL NOT BE APPLIED TO SHARES ISSUED IN THE REORGANIZATION (SEE "PURCHASE PROCEDURES"). BOTH THE PORTFOLIO AND CALVERT FUND HAVE 12B-1 PLANS WHICH PERMIT THESE FUNDS TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES, ALTHOUGH UNDER THE TERMS OF THE BRIDGEWAY FUND 12B-1 PLAN, ALL SUCH CHARGES ARE PRESENTLY PAID FOR BY ITS ADVISOR, BRIDGEWAY CAPITAL MANAGEMENT, INC.

THIS PROSPECTUS AND PROXY STATEMENT IS EXPECTED TO BE MAILED TO SHAREHOLDERS OF RECORD ON OR ABOUT SEPTEMBER 25, 2000.

THIS  PROSPECTUS  AND  PROXY  STATEMENT,  WHICH  SHOULD  BE  RETAINED FOR FUTURE
REFERENCE, SETS FORTH CONCISELY INFORMATION ABOUT CALVERT FUND THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. THE PROSPECTUS AND PROXY STATEMENT IS ACCOMPANIED BY THE PROSPECTUS OF THE CALVERT LARGE CAP GROWTH FUND DATED _________ __, 2000, WHICH DESCRIBES THE PORTFOLIO AND ITS POLICIES, IS INCORPORATED HEREIN BY REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED _________ __, 2000 IS ALSO INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND PROXY STATEMENT. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION AND OR THE PORTFOLIO PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE BY WRITING THE PORTFOLIO AT 5615 KIRBY DRIVE, SUITE 518, HOUSTON, TX 77005-2448, OR BY CALLING (800) 661-3550.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE  SHARES  OFFERED  BY THIS PROSPECTUS AND PROXY STATEMENT ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUNDS, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

                                TABLE OF CONTENTS


          SUMMARY                                   ___
          REASONS  FOR  THE  REORGANIZATION                    ___
          EXPENSE  COMPARISONS                              ___
          FINANCIAL  HIGHLIGHTS                              ___
          COMPARISON  OF  INVESTMENT  POLICIES                    ___
          INFORMATION  ABOUT  THE  REORGANIZATION               ___
          COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS          ___
          INFORMATION  ABOUT  THE  FUNDS                         ___
          VOTING  INFORMATION                              ___
          ADJOURNMENT                                   ___
          EXHIBIT  A  -  AGREEMENT  AND  PLAN  OF  REORGANIZATION          ___

                                     SUMMARY

REASONS FOR THE REORGANIZATION. THE BOARD OF DIRECTORS OF BRIDGEWAY FUND, INC., REFERRED TO HEREIN AS THE "DIRECTORS", BELIEVE THAT THE PROPOSED REORGANIZATION WOULD BE IN THE BEST INTERESTS OF THE SHAREHOLDERS OF THE PORTFOLIO CONSIDERING THE SMALL SIZE OF THE PORTFOLIO. BY COMBINING WITH THE CALVERT FUND, THE DIRECTORS BELIEVE THAT THIS WILL ALLOW THE FUND TO:

1) GROW LARGER BECAUSE OF THE DIFFERENT METHOD OF DISTRIBUTION THAT CALVERT FUND USES AND LEAD TO ECONOMIES OF SCALE IN THE FUTURE. CONSEQUENTLY, THE EXPENSES OF THE FUND WILL FALL FROM THE CURRENT RANGE OF 1.5%-2.0% ANNUALLY FOR CURRENT FUND SHAREHOLDERS TO A LEVEL OF JUST 0.9% IN CALVERT FUND CLASS I.

2) COMBINING BRIDGEWAY CAPITAL MANAGEMENT PORTFOLIO MANAGER EXPERTISE WITH THE SOCIAL RESEARCH FACILITIES OF CALVERT MAY RESULT IN ENHANCED RETURNS. SPECIFICALLY, BRIDGEWAY BELIEVES THAT RETURNS COULD BE ENHANCED BY APPLYING ITS FINANCIAL MODELS TO A BROADER RANGE OF COMPANIES RESEARCHED BY CALVERT. PREVIOUSLY, BRIDGEWAY HAD ACCESS TO SOCIAL RESEARCH ON LESS THAN 700 COMPANIES. CALVERT'S UNIVERSE OF COMPANIES IS CURRENTLY [____].

3) BRIDGEWAY BELIEVES THAT CALVERT HAS THE INDUSTRY'S PREEMINENT SOCIAL RESEARCH CAPABILITY AND THAT THE OVERALL QUALITY OF OUR SOCIAL RESEARCH WILL THUS IMPROVE. THIS OPINION WAS RECENTLY VALIDATED BY VANGUARD'S CHOICE OF CALVERT FOR THEIR SOCIAL INDEX FUND.

4) TO DATE, BRIDGEWAY'S SMALL SIZE HAS HAMPERED IT'S ABILITY TO ENGAGE IN SHAREHOLDER ACTIVISM. AS CURRENT SHAREHOLDERS, YOU WILL BENEFIT FROM CALVERT'S CONSIDERABLE EXPERTISE IN THIS AREA, WHILE ALSO GAINING ACCESS TO THE CALVERT FOUNDATION FOR COMMUNITY INVESTING AS WELL.

TO THIS END, THE DIRECTORS RECOMMEND THAT SHAREHOLDERS OF THE PORTFOLIO APPROVE THE EXCHANGE OF ITS ASSETS TO THE CALVERT FUND FOR SHARES OF CALVERT FUND WHICH WILL BE DISTRIBUTED TO PORTFOLIO SHAREHOLDERS UPON THE LIQUIDATION AND/OR DISSOLUTION OF THE PORTFOLIO.

IN DETERMINING WHETHER TO RECOMMEND APPROVAL OF THE REORGANIZATION TO SHAREHOLDERS OF THE PORTFOLIO, THE DIRECTORS CONSIDERED A NUMBER OF FACTORS, INCLUDING, BUT NOT LIMITED TO (I) THE CAPABILITIES AND RESOURCES OF THE CALVERT FUND, ITS ADVISOR AND OTHER SERVICE PROVIDERS IN THE AREAS OF INVESTMENT, MARKETING, AND SHAREHOLDER SERVICES: (II) THE EXPENSES AND ADVISORY FEES APPLICABLE TO THE PORTFOLIO BEFORE THE REORGANIZATION AND THE ESTIMATED EXPENSE RATIOS FOR SHAREHOLDERS IN CALVERT FUND AFTER THE REORGANIZATION; (III) THE COMPARATIVE INVESTMENT PERFORMANCE OF BRIDGEWAY CAPITAL MANAGEMENT, INC. AND THE PERFORMANCE RECORD OF OTHER CALVERT MANAGED SOCIAL RESPONSIBILITY FUNDS; (IV) THE COMPARATIVE DIFFERENCE IN THEIR INVESTMENT STYLES AND INVESTMENT AND SOCIAL RESEARCH CAPABILITIES; (V) THE TERMS AND CONDITIONS OF THE AGREEMENT AND PLAN OF REORGANIZATION AND WHETHER THE REORGANIZATION WOULD RESULT IN DILUTION OF CURRENT PORTFOLIO SHAREHOLDERS' INTERESTS; (VI) THE POTENTIAL ECONOMIES OF SCALE REALIZABLE AS A RESULT OF THE REORGANIZATION; (VII) THE PROSPECT OF A LOWER MANAGEMENT AND PERFORMANCE FEE; (VIII) THE SERVICE FEATURES AVAILABLE TO SHAREHOLDERS OF BOTH THE PORTFOLIO AND THE CALVERT FUND; (IX) THE COSTS ESTIMATED TO BE INCURRED TO COMPLETE THE REORGANIZATION; (X) THE FUTURE GROWTH PROSPECTS OF THE CALVERT FUND AFTER THE REORGANIZATION; AND (XI) THE ANTICIPATED TAX CONSEQUENCES OF THE REORGANIZATION.

IN THIS REGARD, THE DIRECTORS REVIEWED INFORMATION PROVIDED BY BRIDGEWAY CAPITAL MANAGEMENT, INC. RELATING TO THE ANTICIPATED IMPACT TO THE SHAREHOLDERS OF THE PORTFOLIO AS A RESULT OF THE REORGANIZATION. THE DIRECTORS CONSIDERED THE PROBABILITY THAT FUTURE INCREASES IN ASSET LEVELS OF THE CALVERT FUND IS EXPECTED TO RESULT IN REDUCED PER SHARE EXPENSES AND ACHIEVEMENT OF ECONOMIES OF SCALE, ALTHOUGH THERE CAN, OF COURSE, BE NO ASSURANCES IN THIS REGARD. COMBINING THE NET ASSETS OF THE PORTFOLIO WITH THOSE OF CALVERT FUND SHOULD LEAD TO A SIGNIFICANT REDUCTION OF TOTAL OPERATING EXPENSES FOR SHAREHOLDERS OF THE PORTFOLIO ON A PER SHARE BASIS DUE TO AN IMMEDIATE REDUCTION IN THE PERFORMANCE FEES APPLICABLE TO CALVERT FUND.

PROPOSED TRANSACTION. THE DIRECTORS OF THE PORTFOLIO HAVE AUTHORIZED THE PORTFOLIO AND CALVERT FUND TO ENTER INTO AN AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDING FOR THE TRANSFER OF ALL THE ASSETS AND CERTAIN IDENTIFIED LIABILITIES OF THE PORTFOLIO IN EXCHANGE FOR LIKE SHARES OF THE CALVERT FUND. FOLLOWING THE TRANSFER, CALVERT FUND SHARES WILL BE DISTRIBUTED TO THE SHAREHOLDERS OF THE PORTFOLIO IN LIQUIDATION AND/OR
DISSOLUTION  OF  THE  PORTFOLIO.  AS  A RESULT OF THE PROPOSED TRANSACTION, EACH
SHAREHOLDER OF THE PORTFOLIO WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL CALVERT FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S SHARES OF THE PORTFOLIO. FOR THE REASONS STATED ABOVE, THE DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, HAVE CONCLUDED THAT THE
REORGANIZATION  WOULD  BE  IN  THE  BEST  INTERESTS  OF  THE SHAREHOLDERS OF THE
PORTFOLIO  AND  RECOMMEND  SHAREHOLDER  APPROVAL.

TAX CONSEQUENCES. THE PLAN IS CONDITIONED UPON RECEIPT BY THE PORTFOLIO OF AN OPINION OF COUNSEL THAT NO GAIN OR LOSS WILL BE RECOGNIZED BY THE PORTFOLIO SHAREHOLDERS AS A RESULT OF THE REORGANIZATION. THE TAX BASIS OF CALVERT FUND SHARES RECEIVED BY A SHAREHOLDER OF THE PORTFOLIO WILL BE THE SAME AS THE TAX BASIS OF THE PORTFOLIO SHAREHOLDER'S SHARES PRIOR TO THE REORGANIZATION. SEE "INFORMATION ABOUT THE REORGANIZATION."

INVESTMENT POLICIES. SHAREHOLDERS SHOULD CONSIDER THAT THE INVESTMENT POLICIES OF BOTH THE PORTFOLIO AND CALVERT FUND ARE ESSENTIALLY THE SAME. BOTH INVEST IN "A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF COMPANIES WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. WHILE THE FUND HAS THE FLEXIBILITY TO INVEST IN COMPANIES OF ALL SIZES, TYPICALLY 80% TO 95% OF THE FUND WILL BE INVESTED IN LARGE U.S. COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE, AND NASDAQ. THE FUND INVESTS BOTH IN VALUE AND GROWTH COMPANIES, ALTHOUGH THE FUND HAS A STRONG BIAS TOWARD GROWTH COMPANIES. VALUE STOCKS ARE THOSE PRICED CHEAPLY RELATIVE TO SOME FINANCIAL MEASURES OF WORTH. GROWTH STOCKS HAVE FASTER INCREASING SALES AND EARNINGS. GROWTH COMPANIES ARE THE "ENGINE" OF THE FUND, WHILE VALUE COMPANIES HELP LESSEN FUND VOLATILITY (SHORT TERM RISK)."

THE SOLE DIFFERENCE BETWEEN THE INVESTMENT POLICIES OF THE PORTFOLIO AND CALVERT FUND IS THAT THE PORTFOLIO'S POLICIES STATE THAT THE SOCIAL CRITERIA OF THE COMPANIES THAT IT WILL INVEST IN IS GENERALLY IN LINE WITH THOSE OF ITS SHAREHOLDERS. THE CALVERT FUND INVESTMENT POLICY CONTAINS NO SUCH STATEMENT AND RESERVES THAT JUDGMENT FOR ITS INVESTMENT ADVISER AND SUB-ADVISER.

BOTH THE PORTFOLIO AND CALVERT FUND HAVE SIMILAR SECONDARY PORTFOLIO STRATEGIES WHICH IS "TO USE EXCHANGE-TRADED, 'TRADITIONAL' STOCK INDEX OPTIONS AND FUTURES. THESE INVESTMENTS ARE INTENDED TO HELP KEEP THE LONG TERM AVERAGE MARKET RISK OF THE FUND EQUAL TO THE MARKET ITSELF. AT ANY ONE POINT IN TIME, HOWEVER, THE PORTFOLIO MARKET EXPOSURE MAY BE AS HIGH AS 150% OR AS LOW AS 50% OF THE MARKET. CALVERT AND BRIDGEWAY BELIEVE THAT THE USE OF THESE INSTRUMENTS WILL ALLOW THEM TO BETTER MANAGE THE FUND'S LEVEL OF RISK; IT DOES NOT TRY TO LEVERAGE OVERALL MARKET RISK IN THE LONG TERM."

PURCHASES. SHARES OF THE PORTFOLIO ARE SOLD AT NET ASSET VALUE WITH NO SALES CHARGE. SHARES OF CALVERT FUND ARE SOLD ON A CONTINUOUS BASIS AT NET ASSET VALUE PLUS THE APPROPRIATE SALES CHARGE. HOWEVER, THE EXCHANGE OF SHARES OF THE PORTFOLIO AND CALVERT FUND WILL NOT RESULT IN ANY SALES CHARGE TO PORTFOLIO SHAREHOLDERS. NEITHER WILL THESE SHAREHOLDER INCUR ANY SALES CHARGE ON ADDITIONAL CALVERT FUND PURCHASES IN THEIR ACCOUNTS EITHER THROUGH DIRECT PURCHASE OF CALVERT FUND SHARES, DIVIDEND REINVESTMENT OR CAPITAL GAINS DISTRIBUTIONS TAKEN IN THE FORM OF CALVERT FUND SHARES.

OTHER PURCHASERS OF CALVERT FUND SHARES WILL INCUR SALES CHARGES AS SET FORTH IN THE FOLLOWING TABLE. THESE CHARGES WILL VARY DEPENDING ON THE SERIES PURCHASED, ANY RIGHTS OF ACCUMULATION THEY AGREE TO, GROUP PURCHASES, AND LETTER OF INTENT THAT INVESTORS MAY SIGN.

SALES CHARGES. THE FUNDS' SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

AMOUNT  OF                         AS  A  %     AS  A  %  OF
INVESTMENT                         OF  OFFERING     NET  AMOUNT
                              PRICE          INVESTED
LESS  THAN  $50,000                    4.75%          4.99%
$50,000  BUT  NOT  LESS  THAN  $100,000     3.75%     3.90%
$100,000  BUT  NOT  LESS  THAN  $250,000     2.75%     2.83%
$250,000  BUT  NOT  LESS  THAN  $500,000     1.75%     1.78%
$500,000  BUT  NOT  LESS  THAN  $1,000,000     1.00%     1.01%
$1,000,000  AND  OVER     NONE*     NONE*

* PURCHASES OF CLASS A SHARES AT NEW ASSET VALUE FOR ACCOUNTS WITH $1,000,000 ($1 MILLION) OR MORE ARE SUBJECT TO A ONE YEAR CONTINGENT DEFERRED SALES CHARGE OF 1%.

EXCHANGE PRIVILEGES. SHAREHOLDERS OF THE PORTFOLIO CAN PRESENTLY EXCHANGE THEIR SHARES FOR SHARES OF SEVERAL OTHER PORTFOLIOS OF BRIDGEWAY FUND, INC. YOU
SHOULD BE AWARE THAT ANY SUCH EXCHANGE WILL BE CONSIDERED A TAXABLE EVENT PURSUANT TO THE RULES AND REGULATIONS OF THE INTERNAL REVENUE CODE, AS ANY SUCH EXCHANGE REPRESENTS A SALE OF SHARES, WHICH MAY PRODUCE A GAIN OR LOSS FOR TAX PURPOSES. THERE IS NO ADDITIONAL CHARGE FOR BRIDGEWAY FUND EXCHANGES, EXCEPT FEES CHARGED BY SOME "FUND MARKETPLACES" OR BROKERS.

AFTER THE PLAN OF REORGANIZATION IS EFFECTED, PRESENT PORTFOLIO SHAREHOLDERS WILL BE SHAREHOLDERS OF CALVERT FUND AND WILL NO LONGER HAVE THAT RIGHT TO DIRECTLY EXCHANGE THEIR SHARES FOR THOSE OF OTHER SERIES OF BRIDGEWAY FUND, INC. HOWEVER, SUCH A TRANSFER COULD BE ACCOMPLISHED AT MOST "FUND MARKETPLACES" AND SOME BROKERAGE FIRMS. IN ADDITION, THEY WILL HAVE THE ABILITY TO EXCHANGE THEIR SHARES FOR THE SHARES OF OTHER PORTFOLIOS IN THE CALVERT GROUP FAMILY OF FUNDS.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT CALVERT FUND'S CUSTODIAN BANK IS CLOSED (I.E., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY CALVERT FUND'S CUSTODIAN BANK IS OPEN.

LIKE BRIDGEWAY, CALVERT FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASES (INCLUDING EXCHANGE PURCHASES) ; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THE PROSPECTUS. TO PROTECT THE INTEREST OF INVESTORS, CALVERT FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

CALVERT FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

DISTRIBUTION PROCEDURES. THE PORTFOLIO HAS DISTRIBUTED INCOME DIVIDENDS ONCE A YEAR AND THE CALVERT FUND INTENDS TO ALSO DISTRIBUTE INCOME DIVIDENDS ANNUALLY. BOTH THE PORTFOLIO AND CALVERT FUND DISTRIBUTE CAPITAL GAINS DISTRIBUTIONS ONCE A YEAR. YOUR EXISTING ELECTION OF WHETHER TO RECEIVE DIVIDENDS AND OR CAPITAL GAINS IN CASH OR SHARES WILL BE CONTINUED WITH RESPECT TO THE SHARES OF CALVERT FUND YOU ACQUIRE IN CONNECTION WITH THE REORGANIZATION UNLESS YOU NOTIFY CALVERT FUND OF A NEW ELECTION.

REDEMPTION PROCEDURES. AS A PORTFOLIO SHAREHOLDER, YOU ARE AWARE THAT AT ANY TIME AND IN ANY AMOUNT, SHARES OF THE PORTFOLIO MAY BE REDEEMED BY SENDING A LETTER OF INSTRUCTION, INCLUDING YOUR NAME, ACCOUNT AND FUND NUMBER, THE NUMBER OF SHARES OR DOLLAR AMOUNT, AND WHERE YOU WANT THE MONEY TO BE SENT. THIS LETTER OF INSTRUCTION MUST BE SIGNED BY ALL REQUIRED AUTHORIZED SIGNERS. FURTHER DOCUMENTATION MAY BE REQUIRED FROM CORPORATIONS, FIDUCIARIES, PENSION PLANS AND INSTITUTIONAL INVESTORS.

SHARES MAY ALSO BE REDEEMED BY TELEPHONE OR THOUGH BROKERS. CALVERT FUND MAY IMPOSE A CHARGE OF $5 FOR WIRE TRANSFERS OF LESS THAN $1,000. CALVERT FUND MAY, AFTER 30 DAYS' NOTICE, CLOSE ACCOUNTS IF, DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW $1,000 IN VALUE AND THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

                               EXPENSE COMPARISONS

                                   BRIDGEWAY     CALVERT          CALVERT
                                             (CLASS  A)     (CLASS  I)
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE (LOAD) IMPOSED ON PURCHASES     _.__%               4.75%
NONE

     (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
MAXIMUM  DEFERRED SALES CHARGE (LOAD)     NONE               NONE2          NONE
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES     0.__%               0.__%          0.__%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.__%               0.__%
NONE
OTHER  EXPENSES     0.__%               0.__%          0.__%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     _.__%               0.__%
0.__%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT     _.__%               0.__%5
0.__%5
NET  EXPENSES     1.50%               1.50%          0.90%

1 EXPENSES ARE BASED ON ESTIMATES FOR CALVERT FUND'S CURRENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY CALVERT FUND TO THE SUBADVISOR. THE SUBADVISORY FEES FOR CALVERT FUND ARE SUBJECT TO A PERFORMANCE ADJUSTMENT, WHICH COULD CAUSE THE FEE TO BE AS HIGH AS 0.70% OR AS LOW AS 0.20%, DEPENDING ON CALVERT FUND'S PERFORMANCE RELATIVE TO THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX. MANAGEMENT FEES ALSO INCLUDE AN ADMINISTRATIVE FEE PAID BY CALVERT FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.
2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
5 THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH [DATE]. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO CALVERT FUND THROUGH [DATE]. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. CALVERT FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON CALVERT FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE CALVERT FUND'S EXPENSES.

EXAMPLE. THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN CALVERT FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST  $10,000  IN  CALVERT  FUND  FOR  THE  TIME PERIODS INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     CALVERT  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND  (UNAUDITED)     1  YEAR     3  YEARS     5  YEARS     10  YEARS
-----------------

BRIDGEWAY  FUND     $_____     $_____     $_____     $_____

CALVERT  FUND
  CLASS  A     $_____     $_____     $_____     $_____
  CLASS  I     $_____     $_____     $_____     $_____

PRO  FORMA
(SURVIVING  CALVERT  FUND  CLASS  I)     $_____     $_____     $_____     $_____

DISTRIBUTION AND SERVICE FEES. CALVERT FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 (FOR CLASS A, B AND C ONLY) THAT ALLOWS IT TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSON (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF CALVERT FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COSTS OF YOUR INVESTMENT AND MY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES.

THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER CALVERT FUND'S DISTRIBUTION PLAN TOTALS 0.25%, BASED ON ITS AVERAGE DAILY NET ASSETS.

                               PERFORMANCE CHARTS

THE BAR CHARTS AND TABLES BELOW SHOW THE PORTFOLIO'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE INFORMATION PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO BY SHOWING CHANGES IN ITS PERFORMANCE FROM YEAR-TO-YEAR AND BY SHOWING HOW AVERAGE ANNUAL RETURNS COMPARE WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE. THE TABLE COMPARES THE PORTFOLIO'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW ANY FUND WILL PERFORM IN THE FUTURE.

THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE PORTFOLIO'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX OR AVERAGE USED FOR COMPARISON IN THE TABLE.

                            YEAR-BY-YEAR TOTAL RETURN
                            -------------------------
                             (CLASS A RETURN AT NAV)

                                 1995     30.27%
                                 ----
                                 1996     16.21%
                                 1997     27.51%
                                 1998     37.79%
                                 1999     __.__%

              BEST QUARTER (OF PERIODS SHOWN)     Q_ '9_     ____%
              -------------------------------
              WORST QUARTER (OF PERIODS SHOWN)     Q_ '9_     ____%

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  DECEMBER  31,  1999)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
     1  YEAR     5  YEAR     10  YEAR
CLASS  A     ____%     ____%     N/A
CLASS  B     N/A     N/A     N/A
CLASS  C     N/A     N/A     N/A
CLASS  I     N/A     N/A     N/A
S&P  500  INDEX     21.03%     28.54%     N/A

                              FINANCIAL HIGHLIGHTS


                         YEAR      YEAR     YEAR         YEAR       8/5/94(A)
                         ENDED     ENDED    ENDED        ENDED          TO
                         6/30/99   6/30/98  6/30/97      6/30/96     6/30/95

PER  SHARE  DATA(1)
 NET  ASSET  VALUE,  BEGINNING  OF  PERIOD
                        $21.14(5)  $16.21   $14.68       $11.61       $9.85

INCOME  (LOSS)  FROM  INVESTMENT  OPERATIONS(3)
 NET  INVESTMENT  INCOME  (LOSS)
                        (0.14)       0.00     0.03        (0.02)       0.07
 NET  REALIZED  AND  UNREALIZED  GAIN
                         5.62        5.57     2.31         3.11        1.70
   TOTAL  FROM  INVESTMENT  OPERATIONS
                         5.48(4)     5.57     2.34         3.09        1.77

LESS  DISTRIBUTIONS  TO  SHAREHOLDERS(6)
 NET  INVESTMENT  INCOME  0.00       (0.01)    0.00        (0.02)      (0.01)
 NET  REALIZED  GAINS    (0.17)      (0.63)   (0.81)        0.00         0.00

  TOTAL  DISTRIBUTIONS(3)  (0.17)    (0.64)   (0.81)       (0.02)      (0.01)

NET  ASSET  VALUE,  END  OF  PERIOD
                       $26.45      $21.14   $16.21       $14.68       $11.61

PORTFOLIO  TOTAL  RETURN(A)(B)
                        26.18%      35.30%   16.89%       26.64%      18.92%
S&P  500  INDEX  RETURN(B)(C)
                        22.77%      30.16%   34.70%       26.01%      22.20%

                        COMPARISON OF INVESTMENT POLICIES

AS NOTED IN THE "SUMMARY" ABOVE, THE INVESTMENT OBJECTIVES OF BOTH THE PORTFOLIO AND CALVERT FUND ARE IDENTICAL. THE PORTFOLIO AND CALVERT FUND SEEK TO EXCEED
THE STOCK MARKET TOTAL RETURN (PRIMARILY THROUGH CAPITAL APPRECIATION) AT A LEVEL OF TOTAL RISK ROUGHLY EQUAL TO THAT OF THE STOCK MARKET OVER LONGER PERIODS OF TIME (THREE YEARS OR MORE). THE S&P 500 INDEX WITH DIVIDENDS
REINVESTED  SERVES  AS  A  PROXY  FOR  "STOCK  MARKET"  IN  THIS  OBJECTIVE.

BOTH THE PORTFOLIO AND CALVERT FUND INVEST IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF COMPANIES WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. WHILE BOTH HAVE THE FLEXIBILITY TO INVEST IN COMPANIES OF ALL SIZES, TYPICALLY 80% TO 95% OF THE PORTFOLIO WILL INVEST IN LARGE U.S. COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND NASDAQ. THEY ALSO INVEST IN
BOTH VALUE AND GROWTH COMPANIES. BOTH ALSO EMPLOY A SECONDARY PORTFOLIO STRATEGY OF USING EXCHANGE-TRADED, "TRADITIONAL" STOCK INDEX OPTIONS AND FUTURES.

BOTH THE PORTFOLIO AND CALVERT FUND ACTIVELY APPLY SOCIAL CRITERIA IN THE INVESTMENT PROCESS. THE COUNCIL ON ECONOMIC PRIORITIES (CEP) CURRENTLY PROVIDES THE PORTFOLIO WITH SOCIAL DATA ON 760 COMPANIES. BRIDGEWAY MANAGEMENT THEN SUPPLEMENTS THIS DATA WITH ITS OWN SOCIAL RESEARCH, WHILE ALSO SURVEYING SHAREHOLDERS TO DETERMINE PORTFOLIO WEIGHTS OF THE SOCIAL CRITERIA. THE CALVERT FUND APPLIES SIMILAR SOCIAL CRITERIA, DETAILED FURTHER ON PAGE 3 OF THE PROSPECTUS, UTILIZING CALVERT'S SOCIAL RESEARCH DEPARTMENT. CALVERT'S IN-HOUSE SOCIAL RESEARCH EXPERTS THUS CONDUCT THEIR ANALYSIS, USING FOUR KEY SOURCES: (1) IN-HOUSE FILES ON ALMOST 7,000 COMPANIES WHEREIN CALVERT GATHERS INFORMATION USING THE LEXIS -NEXIS DATABASE, THE WORLD'S LARGEST NEWS AND BUSINESS INFORMATION SERVICE AND ALSO SUBSCRIBING TO HUNDREDS OF SPECIALTY PUBLICATIONS, RANGING FROM INDUSTRY PUBLICATIONS TO SOCIAL RESPONSIBILITY REPORTS; (2) CONVERSATIONS WITH COMPANY MANAGEMENT AS CALVERT WANTS TO KNOW WHAT CHALLENGES THEY FACE AND WHAT (IF ANY) INNOVATIVE PROGRAMS THEY HAVE THAT CONTRIBUTE TO
BEST PRACTICES WITHIN THEIR INDUSTRY; (3) DATA FROM U.S. ENVIRONMENTAL AND SOCIAL REGULATORY AGENCIES: (4) DISCUSSIONS WITH ADVOCACY ORGANIZATIONS SUCH AS ENVIRONMENTAL GROUPS, CONSUMER GROUPS, LABOR UNIONS, AND HUMAN RIGHTS ORGANIZATIONS.

CALVERT FUND ALSO PROVIDES SHAREHOLDERS WITH THE ADDITIONAL OPPORTUNITY TO MAKE CHARITABLE AND VENTURE CAPITAL INVESTMENTS AND THEREBY ALSO REALIZE SIGNIFICANT SOCIAL RETURN. THROUGH CALVERT FUND'S PARTICIPATION IN THE HIGH SOCIAL IMPACT INVESTMENTS PROGRAM, UP TO 1% OF THE FUND'S ASSETS ARE TARGETED TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. PARTICIPATION IN THE SPECIAL EQUITIES INVESTMENT PROGRAM, ALLOWS THE CALVERT FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. BOTH OF THESE PROGRAMS ARE DISCUSSED IN FURTHER DETAIL ON PAGE 9 OF THE PROSPECTUS.

                      INFORMATION ABOUT THE REORGANIZATION

PLAN OF REORGANIZATION. THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDES THAT CALVERT FUND WILL ACQUIRE ALL THE ASSETS AND CERTAIN LIABILITIES OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF BRIDGEWAY FUND, INC. IN EXCHANGE FOR SHARES OF CALVERT FUND ON THE CLOSING DATE (AS DEFINED IN SECTION 2(B) OF THE PLAN). A COPY OF THE PLAN IS ATTACHED AS EXHIBIT A TO THIS PROXY STATEMENT. DISCUSSION OF THE PLAN HEREIN IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE PLAN IN EXHIBIT A. THE NUMBER OF FULL AND FRACTIONAL CALVERT FUND SHARES TO BE ISSUED TO SHAREHOLDERS OF THE PORTFOLIO WILL EQUAL THE VALUE OF THE SHARES OF THE PORTFOLIO OUTSTANDING IMMEDIATELY PRIOR TO THE REORGANIZATION. PORTFOLIO SECURITIES OF THE PORTFOLIO WILL BE VALUED IN ACCORDANCE WITH THE VALUATION PRACTICES OF CALVERT FUND WHICH ARE DESCRIBED ON PAGE 19 OF THE CALVERT FUND PROSPECTUS AND PAGE 13 OF ITS STATEMENT OF ADDITIONAL INFORMATION. AT THE TIME OF THE REORGANIZATION, THE PORTFOLIO WILL PAY ALL OF ITS OBLIGATIONS AND LIABILITIES EXCEPT THOSE SPECIFIED IN THE PLAN WHICH WILL BE PAID BY CALVERT FUND. THE REORGANIZATION WILL BE ACCOUNTED FOR BY THE METHOD OF ACCOUNTING COMMONLY USED BY OPEN END INVESTMENT COMPANIES.

AS SOON AS PRACTICABLE AFTER THE CLOSING DATE, THE PORTFOLIO WILL LIQUIDATE AND DISTRIBUTE PRO RATA TO ITS SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON THE CLOSING DATE THE FULL AND FRACTIONAL SHARES OF CALVERT FUND AT AN AGGREGATE NET ASSET VALUE EQUAL TO THE VALUE OF THE SHAREHOLDER'S SHARES IN THE PORTFOLIO NEXT DETERMINED AFTER THE EFFECTIVE TIME OF THE TRANSACTION. THIS METHOD OF VALUATION IS ALSO CONSISTENT WITH INTERPRETATIONS OF RULE 22C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 BY THE SECURITIES AND EXCHANGE COMMISSION'S DIVISION OF INVESTMENT MANAGEMENT. SUCH LIQUIDATION AND DISTRIBUTION WILL BE ACCOMPLISHED BY THE ESTABLISHMENT OF ACCOUNTS ON THE SHARE RECORDS OF THE PORTFOLIO, REPRESENTING THE RESPECTIVE PRO RATA NUMBER OF FULL AND FRACTIONAL SHARES OF CALVERT FUND DUE SHAREHOLDERS OF THE PORTFOLIO.

THE  CONSUMMATION  OF  THE  PLAN IS SUBJECT TO THE CONDITIONS SET FORTH THEREIN:

SHAREHOLDER APPROVAL. THE PLAN SHALL HAVE BEEN APPROVED BY THE AFFIRMATIVE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF CAPITAL STOCK OF THE PORTFOLIO.

REPRESENTATIONS, WARRANTIES AND, AGREEMENTS. BOTH PARTIES TO THE REORGANIZATION SHALL HAVE COMPLIED WITH ITS RESPECTIVE RESPONSIBILITIES UNDER THE PLAN, THE RESPECTIVE REPRESENTATIONS AND WARRANTIES CONTAINED IN THIS PLAN SHALL BE TRUE IN ALL MATERIAL RESPECTS, AND THERE SHALL HAVE BEEN NO MATERIAL ADVERSE CHANGE
IN THE FINANCIAL CONDITION, RESULTS OF OPERATIONS, BUSINESS, PROPERTIES, OR ASSETS OF EITHER PARTY SINCE DECEMBER 31, 1999. BOTH PARTIES SHALL PRODUCE CERTIFICATES SATISFACTORY IN FORM AND SUBSTANCE INDICATING THAT IT HAS MET THE TERMS OF THE PLAN.

REGULATORY APPROVAL. THE REGISTRATION STATEMENT FOR CALVERT FUND SHALL HAVE BEEN DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION AND NO STOP ORDERS UNDER THE SECURITIES ACT OF 1933 PERTAINING THERETO SHALL HAVE BEEN ISSUED; ALL NECESSARY ORDERS OF EXEMPTION UNDER THIS ACT WITH RESPECT TO THE TRANSACTIONS CONTEMPLATED BY THE PLAN SHALL HAVE BEEN GRANTED BY THE SECURITIES AND EXCHANGE COMMISSION; AND ALL APPROVALS, REGISTRATIONS, AND EXEMPTIONS UNDER FEDERAL AND STATE LAWS CONSIDERED TO BE NECESSARY SHALL HAVE BEEN OBTAINED.

TAX OPINION. BOTH PARTIES TO THE REORGANIZATION SHALL HAVE RECEIVED OPINIONS OF COUNSEL, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY, AS TO CERTAIN OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION UNDER THE INTERNAL REVENUE CODE TO THE PORTFOLIO AND ITS SHAREHOLDERS. FOR PURPOSES OF RENDERING ITS OPINION, COUNSEL MAY RELY EXCLUSIVELY AND WITHOUT INDEPENDENT VERIFICATION, AS TO FACTUAL MATTERS, ON THE STATEMENTS MADE IN THE PLAN, THIS PROXY STATEMENT, AND ON SUCH OTHER WRITTEN REPRESENTATIONS AS THE PORTFOLIO AND CALVERT FUND, RESPECTIVELY, WILL HAVE VERIFIED. THE OPINION OF COUNSEL WILL BE TO THE EFFECT THAT, BASED ON THE FACTS AND ASSUMPTIONS STATED THEREIN, FOR FEDERAL INCOME TAX
PURPOSES:

(I) NEITHER THE PORTFOLIO NOR CALVERT FUND WILL RECOGNIZE ANY GAIN OR LOSS UPON THE TRANSFER OF THE ASSETS OF THE PORTFOLIO TO AND THE ASSUMPTION OF ITS LIABILITIES BY CALVERT FUND IN EXCHANGE FOR CALVERT FUND SHARES AND UPON THE DISTRIBUTION (WHETHER ACTUAL OR CONSTRUCTIVE) OF CALVERT FUND SHARES TO ITS SHAREHOLDERS IN EXCHANGE FOR THEIR SHARES OF CAPITAL STOCK OF THE PORTFOLIO;

(II) THE SHAREHOLDERS OF THE PORTFOLIO WHO RECEIVE CALVERT FUND SHARES PURSUANT TO THE REORGANIZATION WILL NOT RECOGNIZE ANY GAIN OR LOSS UPON THE EXCHANGE (WHETHER ACTUAL OR CONSTRUCTIVE) OF THEIR SHARES OF THE PORTFOLIO FOR CALVERT FUND SHARES (INCLUDING ANY FRACTIONAL SHARE INTERESTS THEY ARE DEEMED TO HAVE RECEIVED) PURSUANT TO THE REORGANIZATION;

(III)     THE  BASIS  OF  CALVERT FUND SHARES RECEIVED BY PORTFOLIO SHAREHOLDERS
WILL BE THE SAME AS THE BASIS OF THE SHARES OF CAPITAL STOCK OF THE PORTFOLIO SURRENDERED IN THE EXCHANGE; AND

(IV) THE BASIS OF THE PORTFOLIO'S ASSETS ACQUIRED BY CALVERT FUND WILL BE THE SAME AS THE BASIS OF SUCH ASSETS TO THE PORTFOLIO IMMEDIATELY PRIOR TO THE REORGANIZATION.

THE PLAN MAY BE TERMINATED AND THE REORGANIZATION ABANDONED AT ANY TIME BEFORE OR AFTER APPROVAL BY PORTFOLIO SHAREHOLDERS, PRIOR TO THE CLOSING DATE BY MUTUAL CONSENT OF THE PARTIES, OR BY EITHER, IF ANY CONDITION SET FORTH IN THE PLAN HAS NOT BEEN FULFILLED OR IS WAIVED BY THE PARTY ENTITLED TO ITS BENEFITS. IN ACCORDANCE WITH THE PLAN, THE PORTFOLIO AND CALVERT FUND WILL BE RESPONSIBLE FOR PAYMENT OF THEIR PRO RATA EXPENSES INCURRED IN CONNECTION WITH THE REORGANIZATION.

DESCRIPTION OF CALVERT FUND SHARES. FULL AND FRACTIONAL SHARES OF CALVERT FUND WILL BE ISSUED TO EACH SHAREHOLDER IN ACCORDANCE WITH THE PROCEDURES UNDER THE PLAN AS DESCRIBED ABOVE. EACH SHARE WILL BE FULLY PAID AND NON ASSESSABLE WHEN ISSUED AND TRANSFERABLE WITHOUT RESTRICTIONS AND WILL HAVE NO PREEMPTIVE OR CONVERSION RIGHTS.

FEDERAL INCOME TAX CONSEQUENCES. THE PLAN IS A TAX-FREE REORGANIZATION PURSUANT TO SECTION 368(A)(1)(C) OF THE CODE. THE PLAN IS CONDITIONED UPON THE ISSUANCE
OF AN OPINION BY OUTSIDE COUNSEL TO THE PORTFOLIO AND CALVERT FUND, TO THE EFFECT THAT, ON THE BASIS OF THE EXISTING PROVISIONS OF THE CODE, CURRENT ADMINISTRATIVE RULES AND COURT DECISIONS, FOR FEDERAL INCOME TAX PURPOSES: (1) NO GAIN OR LOSS WILL BE RECOGNIZED BY THE PORTFOLIO UPON THE TRANSFER OF ASSETS TO AND ASSUMPTION OF CERTAIN OF ITS LIABILITIES IN EXCHANGE FOR CALVERT FUND SHARES (SECTION 1032(A)); (2) THE BASIS AND HOLDING PERIOD IMMEDIATELY AFTER THE REORGANIZATION FOR CALVERT FUND SHAREHOLDERS WILL BE SAME AS THE BASIS AND HOLDING PERIOD OF THE PORTFOLIO SHARES HELD IMMEDIATELY PRIOR TO THE EXCHANGE (SECTION 354, 356); AND (3) THE BASIS AND HOLDING PERIOD OF SUCH PORTFOLIO ASSETS ACQUIRED BY CALVERT FUND WILL BE THE SAME AS THE BASIS AND HOLDING PERIOD OF SUCH ASSETS OF THE PORTFOLIO IMMEDIATELY PRIOR TO THE REORGANIZATION (SECTION 362 (B), 1223(2)).

OPINIONS OF COUNSEL ARE NOT BINDING ON THE INTERNAL REVENUE SERVICE OR THE COURTS. IF THE REORGANIZATION IS CONSUMMATED BUT DOES NOT QUALIFY AS A TAX-FREE REORGANIZATION UNDER THE CODE, THE CONSEQUENCES DESCRIBED ABOVE WOULD NOT BE APPLICABLE. SHAREHOLDER OF THE PORTFOLIO SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED REORGANIZATION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. SINCE THE FOREGOING DISCUSSION RELATES ONLY TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION, SHAREHOLDERS OF THE PORTFOLIO SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO THE STATE AND LOCAL TAX CONSEQUENCES, IF ANY OF THE REORGANIZATION.

CAPITALIZATION. THE FOLLOWING TABLE SHOWS THE CAPITALIZATION OF THE PORTFOLIO AS OF (RECORD DATE) AND ON A PRO FORMA BASIS THE CAPITALIZATION OF CALVERT FUND AS OF THE DATE OF PROPOSED ACQUISITION OF ASSETS AT NET ASSET VALUE.

               PRO  FORMA
               (SURVIVING
     BRIDGEWAY     CALVERT     CALVERT)*
NET  ASSET  VALUE  PER  SHARE     $____          $____          $____
SHARES  OUTSTANDING     $____          $____          $____

*THE PRO FORMA COMBINED NET ASSETS DOES NOT REFLECT ADJUSTMENTS WITH RESPECT TO DISTRIBUTIONS PRIOR TO THE REORGANIZATION. THE ACTUAL EXCHANGE RATIO WILL BE DETERMINED BASED ON THE RELATIVE NET ASSET VALUE PER SHARE ON THE ACQUISITION DATE.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

THE PORTFOLIO IS A SERIES OF BRIDGEWAY FUND, INC., A MARYLAND CORPORATION. CALVERT FUND IS A SERIES OF CALVERT IMPACT FUND INC. WHICH IS ALSO A MARYLAND CORPORATION. CONSEQUENTLY, IT IS NOT ANTICIPATED THAT THERE ARE ANY SIGNIFICANT DIFFERENCES BETWEEN THE RIGHTS OF SHAREHOLDERS OF THE PORTFOLIO AND CALVERT FUND.

                           INFORMATION ABOUT THE FUNDS

INFORMATION ABOUT THE PORTFOLIO IS INCLUDED IN THE BRIDGEWAY FUND, INC. PROSPECTUS WHICH ALL SHAREHOLDERS HAVE RECEIVED. FURTHER INFORMATION IS INCLUDED IN THAT FUND'S STATEMENT OF ADDITIONAL INFORMATION. BOTH THAT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY INCORPORATED BY REFERENCE AND ARE DATED OCTOBER 31, 1999. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING OR WRITING BRIDGEWAY FUND, INC. AT THE ADDRESS AND PHONE NUMBER APPEARING BELOW. INFORMATION ABOUT CALVERT FUND IS INCLUDED IN THAT FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WHICH APPEAR AS PART OF THIS PROSPECTUS AND PROXY STATEMENT. QUARTERLY, SEMI ANNUAL AND ANNUAL REPORT OF BRIDGEWAY FUND ARE ALSO AVAILABLE BY WRITING THE FUND AT 5615 KIRBY DRIVE, SUITE 518, HOUSTON, TEXAS 77005-2448 OR BY CALLING THE FUND'S OFFICE AT (800) 661-3550. BRIDGEWAY FUND AND CALVERT FUND ARE SUBJECT TO THE INFORMATIONAL REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("THE 1940 ACT"), AND IN ACCORDANCE THEREWITH, FILE PROXY MATERIAL, REPORTS AND OTHER INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE REPORTS MAY BE INSPECTED AND COPIED AT THE PUBLIC REFERENCE FACILITIES MAINTAINED BY THE SECURITIES AND EXCHANGE COMMISSION AT 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549. COPIES OF THE MATERIAL MAY ALSO BE OBTAINED FROM THE OFFICE OF CONSUMER AFFAIRS AND INFORMATION SERVICES OF THE SECURITIES AND EXCHANGE COMMISSION AT PRESCRIBED RATES. IN ADDITION, THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SIT (HTTP://WWW.SEC.GOV) THAT CONTAINS REPORTS, OTHER INFORMATION AND PROXY STATEMENTS FILED BY BRIDGEWAY AND CALVERT ON BEHALF OF THE FUNDS THAT THEY MANAGE.

                                 OTHER BUSINESS

THE DIRECTORS OF BRIDGEWAY FUND, INC. DO NOT INTEND TO PRESENT ANY OTHER BUSINESS AT THE MEETING. IF, HOWEVER, ANY OTHER MATTERS ARE PROPERLY BROUGHT BEFORE THE MEETING, THE PERSONS NAMED IN THE ACCOMPANYING FORM OF PROXY WILL VOTE THEREON IN ACCORDANCE WITH THEIR JUDGMENT.

                               VOTING INFORMATION

PROXIES FROM THE SHAREHOLDERS OF THE PORTFOLIO ARE BEING SOLICITED BY THE DIRECTORS AND OFFICERS OF BRIDGEWAY FUND, INC. FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD IN THE CONFERENCE ROOM OF BRIDGEWAY FUND, INC., 5615 KIRBY DRIVE, SUITE 518, HOUSTON, TEXAS 77005 OR AT SUCH LATER TIME OR DATE MADE NECESSARY BY ADJOURNMENT. A PROXY MAY BE REVOKED AT ANY TIME BEFORE HE MEETING OR DURING THE MEETING BY ORAL OR WRITTEN NOTICE TO JOANNA SCHIMA, SECRETARY OF BRIDGEWAY FUND, INC. UNLESS REVOKED, ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH THE SPECIFICATION THEREON OR, IN THE ABSENCE OF SPECIFICATION, FOR APPROVAL OF THE PLAN. ABSTENTIONS AND BROKER NON-VOTES WILL BE COUNTED AS SHARES PRESENT FOR PURPOSES OF DETERMINING WHETHER A QUORUM IS PRESENT, BUT WILL NOT BE VOTED FOR OR AGAINST ANY ADJOURNMENT OR PROPOSAL. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES EFFECTIVELY WILL BE A VOTE AGAINST ADJOURNMENT OR AGAINST ANY PROPOSAL WHERE THE REQUIRED VOTE IS A PERCENTAGE OF THE SHARES PRESENT.

PROXIES ARE SOLICITED BY MAIL. ADDITIONAL SOLICITATIONS MAY BE MADE BY TELEPHONE, COMPUTER COMMUNICATIONS, FACSIMILE OR OTHER SUCH MEANS, OR BY PERSONAL CONTACT BY OFFICERS OR EMPLOYEES OF BRIDGEWAY FUND, INC. OR BY PROXY SOLICITING FIRMS RETAINED FOR THIS PURPOSE. A MAJORITY OF VOTE OF THE PORTFOLIO SHARES ARE REQUIRED TO HAVE A QUORUM AT THE MEETING. IN ADDITION, SINCE A VOTE OF 2/3 OF THE OUTSTANDING SHARES ARE NECESSARY TO PASS THE PROPOSAL BEFORE PORTFOLIO SHAREHOLDERS, MANAGEMENT RECOMMENDS THAT SHAREHOLDERS VOTE TO APPROVE THE PLAN BEFORE THEM.

SHAREHOLDERS  OF  THE  PORTFOLIO  OF  RECORD AT THE CLOSE OF BUSINESS ON (RECORD
DATE) (THE "RECORD DATE") ARE ENTITLED TO NOTICE OF AND TO VOTE AT THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF, SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH SHARE HELD. AS THE (RECORD DATE), AS SHOWN ON THE BOOKS OF THE PORTFOLIO, THERE WERE ISSUED AND OUTSTANDING ____________ SHARES OF THE PORTFOLIO. THE VOTES OF THE SHAREHOLDERS OF CALVERT FUND ARE NOT BEING SOLICITED SINCE THEIR APPROVAL OR CONSENT IS NOT NECESSARY FOR THIS TRANSACTION.

AS OF (DATE), THE OFFICERS AND DIRECTORS OF BRIDGEWAY FUND, INC. AS A GROUP BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF THE PORTFOLIO.

AS OF THE (RECORD DATE) THE FOLLOWING PERSONS OWNED OF RECORD 5% OR MORE OF THE SHARES OF THE PORTFOLIO.

NAMES  AND  ADDRESS               NO.  OF SHARES OWNED     % OF PORTFOLIO SHARES
[TO  BE  PROVIDED]

                                   ADJOURNMENT

IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF THE PROPOSALS SET FORTH IN THE NOTICE OF MEETING AND PROXY STATEMENT ARE NOT RECEIVED BY THE TIME SCHEDULED FOR THE MEETING, THE PERSONS NAMED AS PROXIES MAY MOVE ONE OR MORE ADJOURNMENTS OF THE MEETING TO PERMIT FURTHER SOLICITATION OF PROXIES WITH RESPECT TO ANY SUCH PROPOSALS. ANY SUCH ADJOURNMENT WILL REQUIRE THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT AT THE MEETING. THE PERSONS NAMED AS PROXIES WILL VOTE IN FAVOR OF SUCH ADJOURNMENT THOSE SHARES THAT THEY ARE ENTITLED TO VOTE WHICH HAVE VOTED IN FAVOR OF SUCH PROPOSALS. THEY WILL VOTE AGAINST ANY SUCH ADJOURNMENT THOSE PROXIES THAT HAVE VOTED AGAINST ANY SUCH PROPOSALS.

            SHAREHOLDER PROPOSALS FOR FUTURE MEETINGS OF SHAREHOLDERS

SINCE THERE ARE NOT ANNUAL OR FURTHER SPECIAL MEETINGS OF SHAREHOLDERS OF THE PORTFOLIO PLANNED UNLESS REQUIRED BY APPLICABLE LAW OR CALLED BY THE BOARDS OF DIRECTORS, SHAREHOLDERS WISHING TO SUBMIT PROPOSALS THAT ARE INTENDED TO BE PRESENTED AT ANY SUCH FUTURE SHAREHOLDER MEETING, SHOULD SUBMIT THE PROPOSAL(S) IN WRITING TO THE SECRETARY OF BRIDGEWAY FUND, INC., 5615 KIRBY DRIVE, SUITE 518, HOUSTON, TEXAS 77005-2448. SHAREHOLDER PROPOSALS SHOULD BE RECEIVED IN A REASONABLE TIME BEFORE THE SOLICITATION IS MADE.

SUBMISSION OF PROPOSALS BY SHAREHOLDERS DOES NOT GUARANTEE ITS INCLUSION IN A PROXY STATEMENT SINCE APPLICABLE STATE OR FEDERAL RULES APPLY. THE PORTFOLIO IS NOT OBLIGATED TO CALL A SHAREHOLDERS MEETING TO CONSIDER ANY PROPOSAL WHICH IS SUBSTANTIALLY THE SAME AS A MATTER VOTED UPON BY THE SHAREHOLDERS DURING THE PRECEDING TWELVE MONTHS, UNLESS REQUESTED BY HOLDERS OF A MAJORITY OF ALL SHARES ENTITLED TO BE VOTED AT SUCH MEETING.

BY  ORDER  OF  THE  DIRECTORS
JOANNA  SCHIMA
SECRETARY


THE DIRECTORS OF BRIDGEWAY FUND, INC., INCLUDING THE INDEPENDENT DIRECTORS RECOMMEND, A VOTE FOR APPROVAL OF THE PLAN.

THE  SOCIAL  RESPONSIBILITY  PORTFOLIO  OF  BRIDGEWAY  FUND,  INC.

THIS  PROXY  IS  SOLICITED  BY  THE  BOARD  OF  DIRECTORS

THE UNDERSIGNED, REVOKING PREVIOUS PROXIES, HEREBY APPOINTS(S) DAVID ARNOLD AND MONIKA HENDERSEN, ATTORNEYS, WITH FULL POWER OF SUBSTITUTION TO VOTE ALL SHARES OF BRIDGEWAY FUND, INC. REPRESENTING THE SHARES OF ITS SOCIAL RESPONSIBILITY PORTFOLIO THAT THE UNDERSIGNED IS ENTITLED TO VOTE AT THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD IN THE CONFERENCE ROOM OF BRIDGEWAY FUND, INC., 5615 KIRBY DRIVE, SUITE 518, HOUSTON TEXAS, 77005-2448 ON FRIDAY OCTOBER 20, 2000, AT 10:00 A.M. AND AT ANY ADJOURNMENT THEREOF. ALL POWERS MAY BE EXERCISED BY A MAJORITY OF THE PROXY HOLDERS OR SUBSTITUTES VOTING OR ACTING OR, IF ONLY ONE VOTES AND ACTS, THEN BY THAT ONE. THIS PROXY SHALL BE VOTED ON THE PROPOSAL DESCRIBED IN THE PROXY STATEMENT. RECEIPT OF THE NOTICE OF THE MEETING AND ACCOMPANYING PROXY STATEMENT IS HEREBY ACKNOWLEDGED.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY. WHEN SIGNING IN A FIDUCIARY CAPACITY, SUCH AS EXECUTOR, ADMINISTRATOR, TRUSTEE, GUARDIAN, ETC., PLEASE SO INDICATE. CORPORATE AND PARTNERSHIP PROXIES SHOULD BE SIGNED BY AN AUTHORIZED PERSON INDICATING THE PERSON'S TITLE.


DATE:____________________________,2000

                              _____________________________________

                              _____________________________________
                              SIGNATURE(S)  (TITLE  (S),  IF  APPLICABLE

 PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY IN THE ENCLOSED ENVELOPE

PLEASE  REFER  TO  THE  PROXY  STATEMENT  DISCUSSION  ON  THIS  MATTER.

IF  NO  SPECIFICATION  IS  MADE,  THE  PROXY  SHALL  BE  VOTED FOR THE PROPOSAL.

AS TO ANY OTHER MATTER, SAID ATTORNEYS SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

THE  BOARD  OF  DIRECTORS  RECOMMENDS  A  VOTE  FOR  THE  FOLLOWING:

1. TO ACT UPON A PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION WHEREBY CALVERT LARGE CAP GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC. WILL (I) ACQUIRE ALL OF THE ASSETS OF THE SOCIAL RESPONSIBILITY PORTFOLIO OF
BRIDGEWAY FUND, INC., AND (II) ASSUME CERTAIN IDENTIFIED LIABILITIES OF THE ABOVE NAMED FUND AS SUBSTANTIALLY DISCUSSED IN THE ACCOMPANYING PROSPECTUS AND PROXY STATEMENT.

     [  ]  FOR               [  ]  AGAINST               [  ]  ABSTAIN

2. TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF _______________, 2000, IS BETWEEN BRIDGEWAY SOCIAL RESPONSIBILITY PORTFOLIO ("BSRP") AND THE CALVERT LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND"). BSRP IS A SERIES OF BRIDEGWAY FUND, INC. ("BRIDGEWAY") AND CALVERT IS A SERIES OF CALVERT IMPACT FUND, INC. ("CALVERT").

IN CONSIDERATION OF THE MUTUAL PROMISES CONTAINED IN THIS AGREEMENT, THE PARTIES AGREE AS FOLLOWS:

1.     SHAREHOLDER  APPROVAL

APPROVAL BY SHAREHOLDERS. A MEETING OF THE SHAREHOLDERS OF BSRP SHALL BE CALLED AND HELD FOR THE PURPOSE OF ACTING ON AND AUTHORIZING THE TRANSACTIONS CONTEMPLATED IN THIS AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN"). LARGE CAP GROWTH FUND SHALL FURNISH TO BSRP SUCH DATA AND INFORMATION AS SHALL BE REASONABLY REQUESTED BY BSRP FOR INCLUSION IN THE INFORMATION TO BE FURNISHED TO ITS SHAREHOLDERS IN CONNECTION WITH THE MEETING.

2.     REORGANIZATION

(a) PLAN OF REORGANIZATION. BSRP WILL CONVEY, TRANSFER, AND DELIVER TO LARGE CAP GROWTH FUND ALL OF THE THEN-EXISTING ASSETS OF BSRP AT THE CLOSING PROVIDED FOR IN SECTION 2(B) OF THIS AGREEMENT (THE "CLOSING"). IN CONSIDERATION THEREOF, LARGE CAP GROWTH FUND AGREES AT THE CLOSING:

(I) TO DELIVER TO BSRP IN EXCHANGE FOR THE ASSETS THE NUMBER OF FULL AND FRACTIONAL SHARES OF COMMON STOCK OF LARGE CAP GROWTH FUND ("LARGE CAP GROWTH
FUND  SHARES")  TO  BE  DETERMINED  AS  FOLLOWS:

IN ACCORDANCE WITH SECTION 3 OF THIS AGREEMENT, THE NUMBER OF SHARES SHALL BE DETERMINED BY DIVIDING THE PER SHARE NET ASSET VALUE OF BSRP SHARES (ROUNDED TO THE NEAREST MILLION) BY THE NET ASSET VALUE PER SHARE OF LARGE CAP GROWTH FUND (ROUNDED TO THE NEAREST MILLION) AND MULTIPLYING THE QUOTIENT BY THE NUMBER OF OUTSTANDING SHARES OF BSRP AS OF THE CLOSE OF BUSINESS ON THE CLOSING DATE. IT IS EXPRESSLY AGREED THAT THERE WILL BE NO SALES CHARGE TO BSRP, OR TO ANY OF THE SHAREHOLDERS OF BSRP UPON DISTRIBUTION OF LARGE CAP GROWTH FUND SHARES TO THEM; AND

(II) NOT TO ASSUME ANY OF BSRP'S OBLIGATIONS AND LIABILITIES (EXCEPT PAYMENT FOR UNSETTLED TRADES), WHETHER ABSOLUTE, ACCRUED, CONTINGENT, OR OTHERWISE.

(b) CLOSING AND EFFECTIVE TIME OF THE REORGANIZATION. THE CLOSING SHALL OCCUR AT THE EFFECTIVE TIME OF THE REORGANIZATION, WHICH SHALL BE EITHER:

(i) THE LATER OF RECEIPT OF ALL NECESSARY REGULATORY APPROVALS AND THE FINAL ADJOURNMENT OF THE MEETING OF SHAREHOLDERS OF BSRP AT WHICH THE PLAN WILL BE CONSIDERED, OR

(ii)     SUCH  LATER  DATE  AS  THE  PARTIES  MAY  MUTUALLY  AGREE.

3.     VALUATION  OF  NET  ASSETS

(a) THE VALUE OF BSRP'S NET ASSETS TO BE TRANSFERRED TO LARGE CAP GROWTH FUND UNDER THIS AGREEMENT SHALL BE COMPUTED AS OF THE CLOSE OF BUSINESS ON THE BUSINESS DAY IMMEDIATELY PRECEDING THE CLOSING DATE (HEREINAFTER THE "VALUATION DATE") USING THE VALUATION PROCEDURES AS SET FORTH IN LARGE CAP GROWTH FUND'S PROSPECTUS.

(b) THE NET ASSET VALUE PER SHARE OF LARGE CAP GROWTH FUND SHARES FOR PURPOSES OF SECTION 2 OF THIS AGREEMENT SHALL BE DETERMINED AS OF THE CLOSE OF
BUSINESS ON THE VALUATION DATE BY LARGE CAP GROWTH FUND'S CONTROLLER USING THE SAME VALUATION PROCEDURES AS SET FORTH IN LARGE CAP GROWTH FUND'S PROSPECTUS.

(c) A COPY OF THE COMPUTATION SHOWING IN REASONABLE DETAIL THE VALUATION OF BSRP'S NET ASSETS TO BE TRANSFERRED TO LARGE CAP GROWTH FUND PURSUANT TO SECTION 2 OF THIS AGREEMENT, CERTIFIED BY THE CHIEF FINANCIAL OFFICER OF BSRP, SHALL BE FURNISHED BY BSRP TO LARGE CAP GROWTH FUND AT THE CLOSING. A COPY OF THE COMPUTATION SHOWING IN REASONABLE DETAIL THE DETERMINATION OF THE NET ASSET VALUE PER SHARE OF LARGE CAP GROWTH FUND SHARES PURSUANT TO SECTION 2 OF THIS AGREEMENT, CERTIFIED BY THE CONTROLLER OF LARGE CAP GROWTH FUND, SHALL BE
FURNISHED  BY  LARGE  CAP  GROWTH  FUND  TO  BSRP  AT  THE  CLOSING.

4.     LIQUIDATION  AND  DISSOLUTION

(A) AS SOON AS PRACTICABLE AFTER THE CLOSING DATE, BSRP WILL DISTRIBUTE PRO RATA TO THE BSRP SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON THE CLOSING DATE THE SHARES OF LARGE CAP GROWTH FUND RECEIVED BY BSRP PURSUANT TO THIS SECTION. SUCH LIQUIDATION AND DISTRIBUTION WILL BE ACCOMPANIED BY THE ESTABLISHMENT OF SHAREHOLDER ACCOUNTS ON THE SHARE RECORDS OF LARGE CAP GROWTH FUND IN THE NAMES OF EACH SUCH SHAREHOLDER OF BSRP, REPRESENTING THE RESPECTIVE PRO RATA NUMBER OF FULL SHARES AND FRACTIONAL INTERESTS IN SHARES OF LARGE CAP GROWTH FUND DUE TO EACH. NO SUCH SHAREHOLDER ACCOUNTS SHALL BE ESTABLISHED BY LARGE CAP GROWTH FUND OR ITS TRANSFER AGENT FOR LARGE CAP GROWTH FUND EXCEPT PURSUANT TO WRITTEN INSTRUCTIONS FROM BSRP, AND BSRP AGREES TO PROVIDE ON THE CLOSING DATE INSTRUCTIONS TO TRANSFER TO A SHAREHOLDER ACCOUNT FOR EACH FORMER BSRP SHAREHOLDER A PRO RATA SHARE OF THE NUMBER OF SHARES OF LARGE CAP GROWTH FUND RECEIVED PURSUANT TO SECTION 2(A) OF THIS AGREEMENT.

(B) PROMPTLY AFTER THE DISTRIBUTION DESCRIBED IN SECTION 4(A) ABOVE, APPROPRIATE NOTIFICATION WILL BE MAILED BY LARGE CAP GROWTH FUND OR ITS TRANSFER AGENT TO EACH SHAREHOLDER OF BSRP RECEIVING SUCH DISTRIBUTION OF SHARES OF LARGE CAP GROWTH FUND INFORMING SUCH SHAREHOLDER OF THE NUMBER OF SUCH SHARES DISTRIBUTED TO SUCH SHAREHOLDER AND CONFIRMING THE REGISTRATION THEREOF IN SUCH SHAREHOLDER'S NAME.

(C) SHARE CERTIFICATES REPRESENTING HOLDINGS OF SHARES OF LARGE CAP GROWTH FUND SHALL NOT BE ISSUED UNLESS REQUESTED BY THE SHAREHOLDER AND, IF SUCH A REQUEST IS MADE, SHARE CERTIFICATES OF LARGE CAP GROWTH FUND WILL BE ISSUED ONLY FOR FULL SHARES OF LARGE CAP GROWTH FUND AND ANY FRACTIONAL INTERESTS IN SHARES SHALL BE CREDITED IN THE SHAREHOLDER'S ACCOUNT WITH LARGE CAP GROWTH FUND.

(D) AS PROMPTLY AS IS PRACTICABLE AFTER THE LIQUIDATION OF BSRP, AND IN NO EVENT LATER THAN 12 MONTHS FROM THE DATE OF THIS AGREEMENT, BSRP SHALL BE TERMINATED PURSUANT TO THE PROVISIONS OF THE PLAN AND CALVERT'S ARTICLES OF INCORPORATION.

(E) IMMEDIATELY AFTER THE CLOSING DATE, THE SHARE TRANSFER BOOKS OF BSRP SHALL BE CLOSED AND NO TRANSFER OF SHARES SHALL THEREAFTER BE MADE ON THOSE BOOKS.

5.     ARTICLES  AND  BY-LAWS

(a) ARTICLES OF INCORPORATION. THE ARTICLES OF INCORPORATION OF CALVERT, WHICH GOVERN ITS SERIES, LARGE CAP GROWTH FUND, AS IN EFFECT IMMEDIATELY PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION SHALL CONTINUE TO BE THE ARTICLES OF INCORPORATION UNTIL AMENDED AS PROVIDED BY LAW.

(b)     BY-LAWS.  THE  BY-LAWS  OF  CALVERT,  WHICH GOVERN ITS SERIES, LARGE CAP
GROWTH FUND, IN EFFECT AT THE EFFECTIVE TIME OF THE REORGANIZATION SHALL CONTINUE TO BE THE BY-LAWS UNTIL THE SAME SHALL THEREAFTER BE ALTERED, AMENDED, OR REPEALED IN ACCORDANCE WITH THE TRUST INDENTURE OR SAID BY-LAWS.

6.     REPRESENTATIONS  AND  WARRANTIES  OF  CALVERT  FUND

(A) ORGANIZATION, EXISTENCE, ETC. LARGE CAP GROWTH FUND IS A DULY ORGANIZED SERIES OF CALVERT, VALIDLY EXISTING AND IN GOOD STANDING UNDER THE LAWS OF THE STATE OF MARYLAND, AND HAS THE POWER TO CARRY ON ITS BUSINESS AS IT IS NOW BEING CONDUCTED. CURRENTLY, LARGE CAP GROWTH FUND IS NOT QUALIFIED TO DO BUSINESS AS A FOREIGN CORPORATION UNDER THE LAWS OF ANY JURISDICTION. LARGE CAP GROWTH FUND HAS ALL NECESSARY FEDERAL, STATE AND LOCAL AUTHORIZATION TO OWN ALL OF ITS PROPERTIES AND ASSETS AND TO CARRY ON ITS BUSINESS AS NOW BEING CONDUCTED.

(B) REGISTRATION AS INVESTMENT COMPANY. CALVERT, OF WHICH LARGE CAP GROWTH FUND IS A SERIES, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "ACT") AS AN OPEN-END DIVERSIFIED MANAGEMENT INVESTMENT COMPANY. ITS REGISTRATION HAS NOT BEEN REVOKED OR RESCINDED AND IS IN FULL FORCE AND EFFECT.

(C) CAPITALIZATION. LARGE CAP GROWTH FUND HAS AN UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST, NO PAR VALUE, OF WHICH AS OF [DATE], [# OF SHARES] WERE OUTSTANDING, AND NO SHARES WERE HELD IN THE TREASURY OF LARGE CAP GROWTH FUND. ALL OF THE OUTSTANDING SHARES OF LARGE CAP GROWTH FUND HAVE BEEN DULY AUTHORIZED AND ARE VALIDLY ISSUED, FULLY PAID, AND NON-ASSESSABLE. SINCE LARGE CAP GROWTH FUND IS A SERIES OF AN OPEN-END INVESTMENT COMPANY ENGAGED IN THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES, THE NUMBER OF OUTSTANDING SHARES MAY CHANGE PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION.

(D) SHARES TO BE ISSUED UPON REORGANIZATION. LARGE CAP GROWTH FUND SHARES TO BE ISSUED IN CONNECTION WITH THE REORGANIZATION HAVE BEEN DULY AUTHORIZED AND UPON CONSUMMATION OF THE REORGANIZATION WILL BE VALIDLY ISSUED, FULLY PAID AND NON-ASSESSABLE.

(E) AUTHORITY RELATIVE TO THIS AGREEMENT. CALVERT HAS THE POWER TO ENTER INTO THE PLAN ON BEHALF OF ITS SERIES LARGE CAP GROWTH FUND AND TO CARRY OUT ITS OBLIGATIONS UNDER THIS AGREEMENT. THE EXECUTION AND DELIVERY OF THE PLAN AND THE CONSUMMATION OF THE TRANSACTIONS CONTEMPLATED HAVE BEEN DULY AUTHORIZED BY THE BOARD OF DIRECTORS OF CALVERT AND NO OTHER PROCEEDINGS BY CALVERT ARE NECESSARY TO AUTHORIZE ITS OFFICERS TO EFFECTUATE THE PLAN AND THE TRANSACTIONS CONTEMPLATED. LARGE CAP GROWTH FUND IS NOT A PARTY TO OR OBLIGATED UNDER ANY CHARTER, BY-LAW, INDENTURE, OR CONTRACT PROVISION OR ANY OTHER COMMITMENT OR OBLIGATION, OR SUBJECT TO ANY ORDER OR DECREE WHICH WOULD BE VIOLATED BY ITS EXECUTING AND CARRYING OUT THE PLAN.

(F) LIABILITIES. THERE ARE NO LIABILITIES OF CALVERT ON BEHALF OF ITS SERIES LARGE CAP GROWTH FUND, WHETHER OR NOT DETERMINED OR DETERMINABLE, OTHER THAN LIABILITIES DISCLOSED OR PROVIDED FOR IN LARGE CAP GROWTH FUND FINANCIAL STATEMENTS AND LIABILITIES INCURRED IN THE ORDINARY COURSE OF BUSINESS SUBSEQUENT TO [DATE] OR OTHERWISE PREVIOUSLY DISCLOSED TO BSRP, NONE OF WHICH HAS BEEN MATERIALLY ADVERSE TO THE BUSINESS, ASSETS OR RESULTS OF OPERATIONS OF LARGE CAP GROWTH FUND.

(G) LITIGATION. TO THE KNOWLEDGE OF LARGE CAP GROWTH FUND THERE ARE NO CLAIMS, ACTIONS, SUITS, OR PROCEEDINGS, PENDING OR THREATENED, WHICH WOULD ADVERSELY AFFECT LARGE CAP GROWTH FUND OR ITS ASSETS OR BUSINESS, OR WHICH WOULD PREVENT OR HINDER CONSUMMATION OF THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT.

(H) CONTRACTS. EXCEPT FOR CONTRACTS AND AGREEMENTS PREVIOUSLY DISCLOSED TO BSRP UNDER WHICH NO DEFAULT EXISTS, LARGE CAP GROWTH FUND IS NOT A PARTY TO OR SUBJECT TO ANY MATERIAL CONTRACT, DEBT INSTRUMENT, PLAN, LEASE, FRANCHISE, LICENSE, OR PERMIT OF ANY KIND OR NATURE WHATSOEVER.

(I) REGISTRATION STATEMENT. LARGE CAP GROWTH FUND SHALL HAVE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ("SECURITIES ACT") RELATING TO THE SHARES OF CAPITAL STOCK OF LARGE CAP GROWTH FUND ISSUABLE UNDER THIS AGREEMENT. AT THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE, THE REGISTRATION STATEMENT:

(i) WILL COMPLY IN ALL MATERIAL RESPECTS WITH THE PROVISIONS OF THE SECURITIES ACT AND THE RULES AND REGULATIONS OF THE COMMISSION THEREUNDER (THE "REGULATIONS"), AND

(ii) WILL NOT CONTAIN AN UNTRUE STATEMENT OF MATERIAL FACT OR OMIT TO STATE A MATERIAL ACT REQUIRED TO BE STATED THEREIN OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING.

     FURTHER, AT THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE, AT THE TIME OF THE SHAREHOLDERS' MEETING REFERRED TO IN SECTION 1, AND AT THE EFFECTIVE TIME OF THE REORGANIZATION, THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED THEREIN, AS AMENDED OR SUPPLEMENTED BY ANY AMENDMENTS OR SUPPLEMENTS FILED BY LARGE CAP GROWTH FUND, WILL NOT CONTAIN AN UNTRUE STATEMENT OF A MATERIAL FACT OR OMIT TO STATE A MATERIAL FACT NECESSARY TO MAKE THE STATEMENTS THEREIN, IN THE LIGHT OF THE CIRCUMSTANCES UNDER WHICH THEY WERE MADE, NOT MISLEADING; PROVIDED, HOWEVER, THAT NONE OF THE REPRESENTATIONS AND WARRANTIES IN THIS SUBSECTION SHALL APPLY TO STATEMENTS IN OR OMISSIONS FROM THE REGISTRATION STATEMENT OR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION MADE IN RELIANCE UPON AND IN CONFORMITY WITH INFORMATION FURNISHED BY BSRP FOR USE IN THE REGISTRATION STATEMENT OR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AS PROVIDED IN SECTION 7(K).

7.     REPRESENTATIONS  AND  WARRANTIES  OF  BRIDGEWAY  FUND

(A) ORGANIZATION, EXISTENCE, ETC. BSRP IS A DULY ORGANIZED SERIES OF BRIDEGWAY, VALIDLY EXISTING AND IN GOOD STANDING UNDER THE LAWS OF THE STATE OF MARYLAND, AND HAS POWER TO CARRY ON ITS BUSINESS AS IT IS NOW BEING CONDUCTED. CURRENTLY, BSRP IS NOT QUALIFIED TO DO BUSINESS AS A FOREIGN CORPORATION UNDER THE LAWS OF ANY JURISDICTION OTHER THAN THE STATE OF TEXAS. BSRP HAS ALL NECESSARY FEDERAL, STATE AND LOCAL AUTHORIZATION TO OWN ALL OF ITS PROPERTIES AND ASSETS AND TO CARRY ON ITS BUSINESS AS NOW BEING CONDUCTED.

(B) REGISTRATION AS INVESTMENT COMPANY. BRIDEGWAY, OF WHICH BSRP IS A SERIES, IS REGISTERED UNDER THE ACT AS A NO-LOAD, OPEN-END DIVERSIFIED MANAGEMENT INVESTMENT COMPANY. ITS REGISTRATION HAS NOT BEEN REVOKED OR RESCINDED AND IS IN FULL FORCE AND EFFECT.

(C) CAPITALIZATION. BSRP HAS A RELATIVELY UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST, NO PAR VALUE, OF WHICH AS OF [DATE], [# OF SHARES] WERE OUTSTANDING, AND NO SHARES WERE HELD IN THE TREASURY OF BSRP. ALL OF THE OUTSTANDING SHARES OF BSRP HAVE BEEN DULY AUTHORIZED AND ARE VALIDLY ISSUED, FULLY PAID, AND NON-ASSESSABLE. SINCE BSRP IS A SERIES OF AN OPEN-END INVESTMENT COMPANY ENGAGED IN THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES, THE NUMBER OF OUTSTANDING SHARES OF BSRP MAY CHANGE PRIOR TO THE EFFECTIVE DATE OF THE REORGANIZATION.

(D) FINANCIAL STATEMENTS. THE FINANCIAL STATEMENTS OF BSRP FOR THE YEAR ENDED JUNE 30, 2000 ("BSRP FINANCIAL STATEMENTS"), PREVIOUSLY DELIVERED TO LARGE CAP GROWTH FUND, FAIRLY PRESENT THE FINANCIAL POSITION OF BSRP AS OF JUNE 30, 2000 AND THE RESULTS OF ITS OPERATIONS AND CHANGES IN ITS NET ASSETS FOR THE YEAR THEN ENDED.

(E) AUTHORITY RELATIVE TO THE PLAN. CALVERT HAS THE POWER TO ENTER INTO THE PLAN ON BEHALF OF BSRP AND TO CARRY OUT ITS OBLIGATIONS UNDER THIS AGREEMENT. THE EXECUTION AND DELIVERY OF THE PLAN AND THE CONSUMMATION OF THE TRANSACTIONS CONTEMPLATED HAVE BEEN DULY AUTHORIZED BY THE DIRECTORS OF CALVERT AND, EXCEPT FOR APPROVAL BY THE HOLDERS OF ITS CAPITAL STOCK, NO OTHER PROCEEDINGS BY CALVERT ARE NECESSARY TO AUTHORIZE ITS OFFICERS TO EFFECTUATE THE PLAN AND THE TRANSACTIONS CONTEMPLATED. BSRP IS NOT A PARTY TO OR OBLIGATED UNDER ANY CHARTER, BY-LAW, INDENTURE, OR CONTRACT PROVISION OR ANY OTHER COMMITMENT OR OBLIGATION, OR SUBJECT TO ANY ORDER OR DECREE, WHICH WOULD BE VIOLATED BY ITS EXECUTING AND CARRYING OUT THE PLAN.

(F) LIABILITIES. THERE ARE NO LIABILITIES OF BSRP WHETHER OR NOT DETERMINED OR DETERMINABLE, OTHER THAN LIABILITIES DISCLOSED OR PROVIDED FOR IN BSRP FINANCIAL STATEMENTS AND LIABILITIES INCURRED IN THE ORDINARY COURSE OF BUSINESS SUBSEQUENT TO [DATE] OR OTHERWISE PREVIOUSLY DISCLOSED TO LARGE CAP GROWTH FUND, NONE OF WHICH HAS BEEN MATERIALLY ADVERSE TO THE BUSINESS, ASSETS, OR RESULTS OF OPERATIONS OF BSRP.

(G) LITIGATION. TO THE KNOWLEDGE OF BSRP THERE ARE NO CLAIMS, ACTIONS, SUITS, OR PROCEEDINGS, PENDING OR THREATENED, WHICH WOULD ADVERSELY AFFECT BSRP OR ITS ASSETS OR BUSINESS, OR WHICH WOULD PREVENT OR HINDER CONSUMMATION OF THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT.

(H) CONTRACTS. EXCEPT FOR CONTRACTS AND AGREEMENTS PREVIOUSLY DISCLOSED TO LARGE CAP GROWTH FUND UNDER WHICH NO DEFAULT EXISTS, CALVERT ON BEHALF OF BSRP IS NOT A PARTY TO OR SUBJECT TO ANY MATERIAL CONTRACT, DEBT INSTRUMENT, PLAN, LEASE, FRANCHISE, LICENSE, OR PERMIT OF ANY KIND OR NATURE WHATSOEVER.

(I) TAXES. THE FEDERAL INCOME TAX RETURNS OF BSRP HAVE BEEN FILED FOR ALL TAXABLE YEARS TO AND INCLUDING THE TAXABLE YEAR ENDED DECEMBER 31, 1999, AND ALL TAXES PAYABLE PURSUANT TO SUCH RETURNS HAVE BEEN PAID. BSRP HAS QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE WITH RESPECT TO EACH PAST TAXABLE YEAR OF BSRP SINCE COMMENCEMENT OF ITS OPERATIONS.

(J) PORTFOLIO SECURITIES. ALL SECURITIES TO BE LISTED IN THE SCHEDULE OF INVESTMENTS OF BSRP AS OF THE EFFECTIVE TIME OF THE REORGANIZATION WILL BE OWNED BY CALVERT ON BEHALF OF BSRP FREE AND CLEAR OF ANY LIENS, CLAIMS, CHARGES, OPTIONS, AND ENCUMBRANCES, EXCEPT AS INDICATED IN THE SCHEDULE. EXCEPT AS SO INDICATED, NONE OF THE SECURITIES IS, OR AFTER THE REORGANIZATION AS CONTEMPLATED BY THIS AGREEMENT WILL BE, SUBJECT TO ANY LEGAL OR CONTRACTUAL RESTRICTIONS ON DISPOSITION (INCLUDING RESTRICTIONS AS TO THE PUBLIC OFFERING OR SALE OF THE SECURITIES UNDER THE SECURITIES ACT), AND ALL THE SECURITIES ARE OR WILL BE READILY MARKETABLE.

(K) REGISTRATION STATEMENT. BSRP WILL COOPERATE WITH LARGE CAP GROWTH FUND IN CONNECTION WITH THE REGISTRATION STATEMENT REFERRED TO IN SECTION 6(I) OF THIS AGREEMENT, AND WILL FURNISH TO LARGE CAP GROWTH FUND THE INFORMATION RELATING TO BSRP REQUIRED BY THE SECURITIES ACT AND ITS REGULATIONS TO BE SET FORTH IN THE REGISTRATION STATEMENT (INCLUDING THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION). AT THE TIME THE REGISTRATION STATEMENT BECOMES
EFFECTIVE,  THE  REGISTRATION  STATEMENT,  INSOFAR  AS  IT  RELATES  TO  BSRP:

(I) WILL COMPLY IN ALL MATERIAL RESPECTS WITH THE PROVISIONS OF THE SECURITIES ACT AND ITS REGULATIONS, AND

(ii) WILL NOT CONTAIN AN UNTRUE STATEMENT OF A MATERIAL FACT OR OMIT TO STATE A MATERIAL FACT REQUIRED TO BE STATED THEREIN OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING.

     FURTHER, AT THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE, AT THE TIME OF THE SHAREHOLDERS' MEETING REFERRED TO IN SECTION 1 AND AT THE EFFECTIVE TIME OF THE REORGANIZATION, THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED OR SUPPLEMENTED BY ANY AMENDMENTS OR SUPPLEMENTS FILED BY LARGE CAP GROWTH FUND, INSOFAR AS IT RELATES TO BSRP, WILL NOT CONTAIN AN UNTRUE STATEMENT OF A MATERIAL FACT OR OMIT TO STATE A MATERIAL FACT NECESSARY TO MAKE THE STATEMENTS THEREIN, IN THE LIGHT OF THE CIRCUMSTANCES UNDER WHICH THEY WERE MADE, NOT MISLEADING; PROVIDED, HOWEVER, THAT THE REPRESENTATIONS AND WARRANTIES IN THIS SUBSECTION SHALL APPLY ONLY TO STATEMENTS IN OR OMISSIONS FROM THE REGISTRATION STATEMENT OR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION MADE IN RELIANCE UPON AND IN CONFORMITY WITH INFORMATION FURNISHED BY BSRP FOR USE IN THE REGISTRATION STATEMENT OR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AS PROVIDED IN THIS SECTION 7(K).

8.     CONDITIONS  TO  OBLIGATIONS  OF  CALVERT  FUND

THE OBLIGATIONS OF LARGE CAP GROWTH FUND UNDER THIS AGREEMENT WITH RESPECT TO THE CONSUMMATION OF THE REORGANIZATION ARE SUBJECT TO THE SATISFACTION OF THE FOLLOWING CONDITIONS:

(A) REPRESENTATIONS, WARRANTIES, AND AGREEMENTS. AS OF THE EFFECTIVE TIME OF THE REORGANIZATION, BSRP SHALL HAVE COMPLIED WITH EACH OF ITS OBLIGATIONS UNDER THIS AGREEMENT, EACH OF THE REPRESENTATIONS AND WARRANTIES CONTAINED IN THIS AGREEMENT SHALL BE TRUE IN ALL MATERIAL RESPECTS, AND THERE SHALL HAVE BEEN NO MATERIAL ADVERSE CHANGE IN THE FINANCIAL CONDITION, RESULTS OF OPERATIONS, BUSINESS, PROPERTIES OR ASSETS OF BSRP SINCE [DATE]. LARGE CAP GROWTH FUND SHALL HAVE RECEIVED A CERTIFICATE FROM BSRP SATISFACTORY IN FORM AND SUBSTANCE TO LARGE CAP GROWTH FUND INDICATING THAT IT HAS MET THE TERMS STATED IN THIS SECTION.

(B) REGULATORY APPROVAL. ALL NECESSARY ORDERS OF EXEMPTION UNDER THE ACT WITH RESPECT TO THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT SHALL HAVE BEEN GRANTED BY THE COMMISSION, AND ALL APPROVALS, REGISTRATIONS, AND EXEMPTIONS UNDER STATE SECURITIES LAWS CONSIDERED TO BE NECESSARY SHALL HAVE BEEN OBTAINED.

(C) TAX OPINION. LARGE CAP GROWTH FUND SHALL HAVE RECEIVED THE OPINION OF COUNSEL, DATED THE EFFECTIVE TIME OF THE REORGANIZATION, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY TO LARGE CAP GROWTH FUND, AS TO CERTAIN OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION UNDER THE INTERNAL REVENUE CODE TO BSRP AND THE SHAREHOLDERS OF BSRP. FOR PURPOSES OF RENDERING ITS OPINION, COUNSEL MAY RELY EXCLUSIVELY AND WITHOUT INDEPENDENT VERIFICATION, AS TO FACTUAL MATTERS, ON THE STATEMENTS MADE IN THE PLAN, THE PROXY STATEMENT WHICH WILL BE DISTRIBUTED TO THE SHAREHOLDERS OF BSRP IN CONNECTION WITH THE REORGANIZATION, AND ON SUCH OTHER WRITTEN REPRESENTATIONS AS BSRP AND LARGE CAP GROWTH FUND, RESPECTIVELY, WILL HAVE VERIFIED AS OF THE EFFECTIVE TIME OF THE REORGANIZATION. THE OPINION OF COUNSEL WILL BE TO THE EFFECT THAT, BASED ON THE FACTS AND ASSUMPTIONS STATED THEREIN, FOR FEDERAL INCOME TAX PURPOSES:

(I) NEITHER BSRP NOR LARGE CAP GROWTH FUND WILL RECOGNIZE ANY GAIN OR LOSS UPON THE TRANSFER OF THE ASSETS OF BSRP TO, AND THE ASSUMPTION OF ITS
LIABILITIES BY, LARGE CAP GROWTH FUND IN EXCHANGE FOR LARGE CAP GROWTH FUND SHARES AND UPON THE DISTRIBUTION (WHETHER ACTUAL OR CONSTRUCTIVE) OF LARGE CAP GROWTH FUND SHARES TO ITS SHAREHOLDERS IN EXCHANGE FOR THEIR SHARES OF
BENEFICIAL  INTEREST  OF  BSRP;

(II) THE SHAREHOLDERS OF BSRP WHO RECEIVE LARGE CAP GROWTH FUND SHARES PURSUANT TO THE REORGANIZATION WILL NOT RECOGNIZE ANY GAIN OR LOSS UPON THE EXCHANGE (WHETHER ACTUAL OR CONSTRUCTIVE) OF THEIR SHARES OF CAPITAL STOCK OF BSRP FOR LARGE CAP GROWTH FUND SHARES (INCLUDING ANY FRACTIONAL SHARE INTERESTS THEY ARE DEEMED TO HAVE RECEIVED) PURSUANT TO THE REORGANIZATION;

(III) THE BASIS OF LARGE CAP GROWTH FUND SHARES RECEIVED BY BSRP'S SHAREHOLDERS WILL BE THE SAME AS THE BASIS OF THE SHARES OF CAPITAL STOCK OF BSRP SURRENDERED IN THE EXCHANGE; AND

(IV) THE BASIS OF BSRP ASSETS ACQUIRED BY LARGE CAP GROWTH FUND WILL BE THE SAME AS THE BASIS OF SUCH ASSETS TO BSRP IMMEDIATELY PRIOR TO THE REORGANIZATION.

(D) OPINION OF COUNSEL. LARGE CAP GROWTH FUND SHALL HAVE RECEIVED THE OPINION OF COUNSEL, DATED THE EFFECTIVE TIME OF THE REORGANIZATION, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY TO LARGE CAP GROWTH FUND, TO THE EFFECT
THAT:

(I)     BRIDGEWAY  IS  AN  OPEN-END  MANAGEMENT  COMPANY  REGISTERED  UNDER  THE
SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND IS DULY ORGANIZED AND VALIDLY EXISTING IN GOOD STANDING UNDER THE LAWS OF THE STATE OF MARYLAND;

(II)     BSRP  IS  A  SERIES  OF  BRIDEGWAY;  AND

(III) THE AGREEMENT AND PLAN OF REORGANIZATION AND THE EXECUTION AND FILING OF THE PLAN HAVE BEEN DULY AUTHORIZED AND APPROVED BY ALL REQUISITE ACTION BY THE BOARD OF DIRECTORS OF BRIDEGWAY, AND THE PLAN HAS BEEN DULY EXECUTED AND DELIVERED BY BRIDEGWAY AND IS A VALID AND BINDING OBLIGATION OF BRIDEGWAY AND ITS SERIES, BSRP.

9.     CONDITIONS  TO  OBLIGATIONS  OF  BRIDGEWAY  FUND

THE OBLIGATIONS OF BSRP UNDER THIS AGREEMENT WITH RESPECT TO THE CONSUMMATION OF THE REORGANIZATION ARE SUBJECT TO THE SATISFACTION OF THE FOLLOWING CONDITIONS:

(A) SHAREHOLDER APPROVAL. THE PLAN SHALL HAVE BEEN APPROVED BY THE AFFIRMATIVE VOTE OF TWO THIRDS OF ALL THE VOTES ENTITLED TO BE CAST ON THE MATTER; AND IF NECESSARY, THE REQUISITE VOTE OF THE SHAREHOLDERS OF THE OTHER PORTFOLIOS OF BRIDGEWAY.

(B) REPRESENTATIONS, WARRANTIES AND, AGREEMENTS. AS OF THE EFFECTIVE TIME OF THE REORGANIZATION, LARGE CAP GROWTH FUND SHALL HAVE COMPLIED WITH EACH OF ITS RESPONSIBILITIES UNDER THIS AGREEMENT, EACH OF THE REPRESENTATIONS AND WARRANTIES CONTAINED IN THIS AGREEMENT SHALL BE TRUE IN ALL MATERIAL RESPECTS, AND THERE SHALL HAVE BEEN NO MATERIAL ADVERSE CHANGE IN THE FINANCIAL CONDITION, RESULTS OF OPERATIONS, BUSINESS, PROPERTIES, OR ASSETS OF LARGE CAP GROWTH FUND SINCE [DATE]. AS OF THE EFFECTIVE TIME OF THE REORGANIZATION, BSRP SHALL HAVE RECEIVED A CERTIFICATE FROM LARGE CAP GROWTH FUND SATISFACTORY IN FORM AND SUBSTANCE TO BSRP INDICATING THAT IT HAS MET THE TERMS STATED IN THIS SECTION.

(C) REGULATORY APPROVAL. THE REGISTRATION STATEMENT REFERRED TO IN SECTION 6(I) SHALL HAVE BEEN DECLARED EFFECTIVE BY THE COMMISSION AND NO STOP ORDERS UNDER THE SECURITIES ACT PERTAINING THERETO SHALL HAVE BEEN ISSUED; ALL NECESSARY ORDERS OF EXEMPTION UNDER THE ACT WITH RESPECT TO THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT SHALL HAVE BEEN GRANTED BY THE COMMISSION; AND ALL APPROVALS, REGISTRATIONS, AND EXEMPTIONS UNDER FEDERAL AND STATE LAWS
CONSIDERED  TO  BE  NECESSARY  SHALL  HAVE  BEEN  OBTAINED.

(D) TAX OPINION. BSRP SHALL HAVE RECEIVED THE OPINION OF COUNSEL, DATED THE EFFECTIVE TIME OF THE REORGANIZATION, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY TO BSRP, AS TO CERTAIN OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION UNDER THE INTERNAL REVENUE CODE TO BSRP AND ITS SHAREHOLDERS. FOR PURPOSES OF RENDERING ITS OPINION, COUNSEL MAY RELY EXCLUSIVELY AND WITHOUT INDEPENDENT VERIFICATION, AS TO FACTUAL MATTERS, ON THE STATEMENTS MADE IN THE PLAN, THE PROXY STATEMENT WHICH WILL BE DISTRIBUTED TO THE SHAREHOLDERS OF BSRP IN CONNECTION WITH THE REORGANIZATION, AND ON SUCH OTHER WRITTEN REPRESENTATIONS AS BSRP AND LARGE CAP GROWTH FUND, RESPECTIVELY, WILL HAVE VERIFIED AS OF THE EFFECTIVE TIME OF THE REORGANIZATION. THE OPINION OF COUNSEL WILL BE TO THE EFFECT THAT, BASED ON THE FACTS AND ASSUMPTIONS STATED THEREIN, FOR FEDERAL INCOME TAX PURPOSES:

(I) NEITHER BSRP NOR LARGE CAP GROWTH FUND WILL RECOGNIZE ANY GAIN OR LOSS UPON THE TRANSFER OF THE ASSETS OF BSRP TO AND THE ASSUMPTION OF ITS LIABILITIES BY LARGE CAP GROWTH FUND IN EXCHANGE FOR LARGE CAP GROWTH FUND SHARES AND UPON THE DISTRIBUTION (WHETHER ACTUAL OR CONSTRUCTIVE) OF LARGE CAP GROWTH FUND SHARES TO ITS SHAREHOLDERS IN EXCHANGE FOR THEIR SHARES OF CAPITAL STOCK OF BSRP;

(II) THE SHAREHOLDERS OF BSRP WHO RECEIVE LARGE CAP GROWTH FUND SHARES PURSUANT TO THE REORGANIZATION WILL NOT RECOGNIZE ANY GAIN OR LOSS UPON THE EXCHANGE (WHETHER ACTUAL OR CONSTRUCTIVE) OF THEIR SHARES OF CAPITAL STOCK OF BSRP FOR LARGE CAP GROWTH FUND SHARES (INCLUDING ANY FRACTIONAL SHARE INTERESTS THEY ARE DEEMED TO HAVE RECEIVED) PURSUANT TO THE REORGANIZATION;

(III) THE BASIS OF LARGE CAP GROWTH FUND SHARES RECEIVED BY BSRP'S SHAREHOLDERS WILL BE THE SAME AS THE BASIS OF THE SHARES OF CAPITAL STOCK OF BSRP SURRENDERED IN THE EXCHANGE; AND

(IV) THE BASIS OF BSRP ASSETS ACQUIRED BY LARGE CAP GROWTH FUND WILL BE THE SAME AS THE BASIS OF SUCH ASSETS TO BSRP IMMEDIATELY PRIOR TO THE REORGANIZATION.

(E) OPINION OF COUNSEL. BSRP SHALL HAVE RECEIVED THE OPINION OF COUNSEL, DATED THE EFFECTIVE TIME OF THE REORGANIZATION, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY TO BSRP, TO THE EFFECT THAT:

(I)     CALVERT  IS  AN  OPEN-END  MANAGEMENT  COMPANY  REGISTERED  UNDER  THE
SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND IS DULY ORGANIZED AND VALIDLY EXISTING IN GOOD STANDING UNDER THE LAWS OF THE STATE OF MARYLAND;

(II)     LARGE  CAP  GROWTH  FUND  IS  A  SERIES  OF  CALVERT;

(III) THE AGREEMENT AND PLAN OF REORGANIZATION AND THE EXECUTION AND FILING OF THE PLAN HAVE BEEN DULY AUTHORIZED AND APPROVED BY ALL REQUISITE ACTION BY THE BOARD OF DIRECTORS OF CALVERT, AND THE PLAN HAS BEEN DULY EXECUTED AND DELIVERED BY LARGE CAP GROWTH FUND AND IS A VALID AND BINDING OBLIGATION OF CALVERT AND ITS SERIES, LARGE CAP GROWTH FUND;

(IV) LARGE CAP GROWTH FUND SHARES TO BE ISSUED PURSUANT TO THE REORGANIZATION HAVE BEEN DULY AUTHORIZED AND UPON ISSUANCE THEREOF IN ACCORDANCE WITH THE PLAN WILL BE VALIDLY ISSUED, FULLY PAID AND NON-ASSESSABLE SHARES OF BENEFICIAL INTEREST OF LARGE CAP GROWTH FUND.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(A) THE PARTIES HERETO MAY, BY AGREEMENT IN WRITING AUTHORIZED BY THE BOARD OF DIRECTORS OF CALVERT, AMEND THE PLAN AT ANY TIME BEFORE OR AFTER APPROVAL OF THE PLAN BY SHAREHOLDERS OF BSRP, BUT AFTER SUCH APPROVAL, NO AMENDMENT SHALL BE MADE THAT SUBSTANTIALLY CHANGES THE TERMS OF THIS AGREEMENT.

(B) AT ANY TIME PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION, ANY OF THE PARTIES MAY BY WRITTEN INSTRUMENT SIGNED BY IT: (I) WAIVE ANY INACCURACIES IN THE REPRESENTATIONS AND WARRANTIES MADE PURSUANT TO THIS AGREEMENT, AND (II) WAIVE COMPLIANCE WITH ANY OF THE COVENANTS OR CONDITIONS MADE FOR ITS BENEFIT PURSUANT TO THIS AGREEMENT.

(C) BSRP MAY TERMINATE THE PLAN AT ANY TIME PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION BY NOTICE TO LARGE CAP GROWTH FUND IF: (I) A MATERIAL CONDITION TO ITS PERFORMANCE UNDER THIS AGREEMENT OR A MATERIAL COVENANT OF LARGE CAP GROWTH FUND CONTAINED IN THIS AGREEMENT IS NOT FULFILLED ON OR BEFORE THE DATE SPECIFIED FOR THE FULFILLMENT THEREOF, OR (II) A MATERIAL DEFAULT OR MATERIAL BREACH OF THE PLAN IS MADE BY LARGE CAP GROWTH FUND.

(D) LARGE CAP GROWTH FUND MAY TERMINATE THE PLAN AT ANY TIME PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION BY NOTICE TO BSRP IF: (I) A MATERIAL CONDITION TO ITS PERFORMANCE UNDER THIS AGREEMENT OR A MATERIAL COVENANT OF BSRP CONTAINED IN THIS AGREEMENT IS NOT FULFILLED ON OR BEFORE THE DATE SPECIFIED FOR THE FULFILLMENT THEREOF, OR (II) A MATERIAL DEFAULT OR MATERIAL BREACH OF THE PLAN IS MADE BY BSRP.

(E) THE PLAN MAY BE TERMINATED BY EITHER PARTY AT ANY TIME PRIOR TO THE EFFECTIVE TIME OF THE REORGANIZATION UPON NOTICE TO THE OTHER PARTY, WHETHER BEFORE OR AFTER APPROVAL BY THE SHAREHOLDERS OF BSRP, WITHOUT LIABILITY ON THE PART OF EITHER PARTY HERETO OR ITS RESPECTIVE DIRECTORS, OFFICERS, OR SHAREHOLDERS, AND SHALL BE TERMINATED WITHOUT LIABILITY AS OF THE CLOSE OF BUSINESS ON [DATE] IF THE EFFECTIVE TIME OF THE REORGANIZATION IS NOT ON OR PRIOR TO SUCH DATE.

(F) NO REPRESENTATIONS, WARRANTIES, OR COVENANTS IN OR PURSUANT TO THE PLAN SHALL SURVIVE THE REORGANIZATION.

(G) ALL NOTICES AND OTHER COMMUNICATIONS UNDER THIS AGREEMENT SHALL BE: (I) IN WRITING, (II) DELIVERED BY HAND, BY REGISTERED OR CERTIFIED MAIL, RETURN RECEIPT REQUESTED, BY OVERNIGHT DELIVERY SERVICE OR BY FACSIMILE TRANSMISSION TO THE ADDRESS OR FACSIMILE NUMBER SET FORTH BELOW OR SUCH ADDRESS OF FACSIMILE NUMBER AS EITHER PARTY SHALL SPECIFY BY A WRITTEN NOTICE TO THE OTHER AND (III) DEEMED GIVEN UPON RECEIPT.

(I)  NOTICE  TO  CALVERT:          CALVERT  GROUP,  LTD.
                    4550  MONTGOMERY  AVENUE,  SUITE  1000N
                    BETHESDA,  MD  20814
                         ATTN:  GENERAL  COUNSEL
                    FAX  #:  301-657-7014

(II)  NOTICE  TO  BRIDGEWAY:     BRIDGEWAY  FUND,  INC.
                    5615  KIRBY  DRIVE,  SUITE  518
                    HOUSTON,  TX  77005-2448

11.     EXPENSES

BSRP AND LARGE CAP GROWTH FUND WILL BEAR THEIR OWN EXPENSES INCURRED IN CONNECTION WITH THIS REORGANIZATION.

12.     GENERAL

THIS PLAN SUPERSEDES ALL PRIOR AGREEMENTS BETWEEN THE PARTIES (WRITTEN OR ORAL), IS INTENDED AS A COMPLETE AND EXCLUSIVE STATEMENT OF THE TERMS OF THE PLAN BETWEEN THE PARTIES AND MAY NOT BE CHANGED OR TERMINATED ORALLY. THE PLAN MAY BE EXECUTED IN ONE OR MORE COUNTERPARTS, ALL OF WHICH SHALL BE CONSIDERED ONE AND THE SAME AGREEMENT, AND SHALL BECOME EFFECTIVE WHEN ONE OR MORE COUNTERPARTS HAVE BEEN EXECUTED BY EACH PARTY AND DELIVERED TO EACH OF THE PARTIES HERETO. THE HEADINGS CONTAINED IN THE PLAN ARE FOR REFERENCE PURPOSES ONLY AND SHALL NOT AFFECT IN ANY WAY THE MEANING OR INTERPRETATION OF THE PLAN. NOTHING IN THE PLAN, EXPRESSED OR IMPLIED, IS INTENDED TO CONFER UPON ANY OTHER PERSON ANY RIGHTS OR REMEDIES BY REASON OF THE PLAN.

     IN WITNESS WHEREOF, BSRP AND LARGE CAP GROWTH FUND HAVE CAUSED THE PLAN TO BE EXECUTED ON THEIR BEHALF BY THEIR RESPECTIVE CHAIRMAN, PRESIDENT, OR A VICE PRESIDENT, AND THEIR SEALS TO BE AFFIXED HERETO AND ATTESTED BY THEIR RESPECTIVE SECRETARY OR ASSISTANT SECRETARY,

ALL AS OF THE DAY AND YEAR FIRST ABOVE WRITTEN, AND TO BE DELIVERED AS REQUIRED.


(SEAL)                    BRIDGEWAY  SOCIAL  RESPONSIBILITY  FUND


ATTEST:


BY:     ______________________     BY:     _______________________________
                         NAME:
     TITLE:


(SEAL)                    CALVERT  LARGE  CAP  GROWTH  FUND


BY:     _____________________     BY:     _______________________________
                         NAME:
     TITLE:

    CALVERT LARGE CAPITAL GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC.

                       PROSPECTUS DATED SEPTEMBER __, 2000

[INCORPORATED BY REFERENCE TO REGISTRANT'S FORM N-1A PRE-EFFECTIVE AMENDMENT NO. 1, AUGUST 10, 2000, ACCESSION NUMBER 0001121624-00-000004.]

    CALVERT LARGE CAPITAL GROWTH FUND, A SERIES OF CALVERT IMPACT FUND, INC.
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER __, 2000

[INCORPORATED BY REFERENCE TO REGISTRANT'S FORM N-1A PRE-EFFECTIVE AMENDMENT NO.
           1, AUGUST 10, 2000, ACCESSION NUMBER 0001121624-00-000004.]

                            PART C. OTHER INFORMATION

ITEM  15.          INDEMNIFICATION  (FROM  CALVERT)

ITEM  16.          EXHIBITS

1.  ARTICLES  OF  INCORPORATION.

2.  BY-LAWS

3.  INAPPLICABLE.

4.  AGREEMENT  AND  PLAN OF REORGANIZATION FILED HEREWITH--EXHIBIT A TO THE FORM
N-14

5.  SPECIMEN  STOCK  CERTIFICATE  FOR  CALVERT  IMPACT  FUND,  INC.

6.  INVESTMENT  ADVISORY  CONTRACT  AND  SUB  INVESTMENT  ADVISORY  CONTRACT

7.  UNDERWRITING  AGREEMENT

8.  DIRECTORS'  DEFERRED  COMPENSATION  AGREEMENT

9.  CUSTODIAL  CONTRACT

10.  PLAN  OF  DISTRIBUTION

11.  INAPPLICABLE

12.  OPINION  AND  CONSENT  OF  COUNSEL  ON TAX MATTERS TO BE FILED BY AMENDMENT

13.  TRANSFER  AGENCY  CONTRACT

14.  CONSENT  OF  INDEPENDENT  AUDITORS,  TO  BE  FILED  BY  AMENDMENT

15.  INAPPLICABLE

16.  COPIES  OF  POWER  OF  ATTORNEY  FORMS  FILED  HEREWITH

17.  (A)  CURRENT  BRIDGEWAY  FUND,  INC.  PROSPECTUS  INCORPORATED BY REFERENCE

       (B) CURRENT BRIDGEWAY FUND, INC. STATEMENT OF ADDITIONAL INFORMATION INCORPORATED BY REFERENCE.

18.  UNDERTAKINGS:

(1) THE UNDERSIGNED REGISTRANT AGREES THAT PRIOR TO ANY PUBLIC REOFFERING OF THE SECURITIES REGISTERED THROUGH THE USE OF A PROSPECTUS WHICH IS A PART OF THIS REGISTRATION STATEMENT BY ANY PERSON OR PARTY WHO IS DEEMED TO BE AN UNDERWRITER WITHIN THE MEANING OF RULE (145(C) OF THE SECURITIES ACT OF 1933, THE REOCCURRING PROSPECTUS WILL CONTAIN THE INFORMATION CALLED FOR BY THE APPLICABLE REGISTRATION FORM FOR RE OFFERINGS BY PERSONS WHO MAY BE DEEMED UNDERWRITERS, IN ADDITION TO THE INFORMATION CALLED FOR BY THE OTHER ITEMS OF THE APPLICABLE FORM.

(2) THE UNDERSIGNED REGISTRANT AGREES THAT EVERY PROSPECTUS THAT IS FILED UNDER PARAGRAPH (1) ABOVE WILL BE FILED AS A PART OF AN AMENDMENT TO THE REGISTRATION STATEMENT AND WILL NOT BE USED UNTIL THE AMENDMENT IS EFFECTIVE, AND THAT, IN DETERMINING ANY LIABILITY UNDER THE 1933 ACT, EACH POST-EFFECTIVE AMENDMENT SHALL BE DEEMED TO BE A NEW REGISTRATION STATEMENT FOR THE SECURITIES OFFERED THEREIN, AND THE OFFERING OF THE SECURITIES AT THAT TIME SHALL BE DEEMED TO BE THE INITIAL BONA FIDE OFFERING OF THEM.

(3) THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT BY THE UNDERSIGNED, THERETO DULY AUTHORIZED IN THE CITY OF BETHESDA, AND THE STATE OF MARYLAND ON
THE  __  DAY  OF  AUGUST,  2000.

                              CALVERT  IMPACT  FUND,  INC.


                         BY:  ________________________________
                                BARBARA  KRUMSIEK,  PRESIDENT


                                   SIGNATURES

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT FOR CALVERT IMPACT FUND, INC. HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON _______________, 2000.

DIRECTORS  AND  OFFICERS  ETC.

ITEM  NO.

EX-23
16-11               FORM  OF  OPINION  AND  CONSENT  OF  COUNSEL

EX-99
16  (16)               COPIES  OF  POWER  OF  ATTORNEY  FORMS

EXHIBIT  11          OPINION  OF  CALVERT  COUNSEL

EXHIBIT  16          POWERS  OF  ATTORNEY